UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

This report on Form N-Q relates solely to the Registrant's Disciplined Small Cap Portfolio, Emerging Markets Portfolio, Growth Stock Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio and Value Leaders Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2014

1.837324.108

VDSC-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 3.3%
Cooper Tire & Rubber Co.	18,180	$ 521,766
Dana Holding Corp.	67,629	1,296,448
Dorman Products, Inc. (a)	12,468	499,468
Drew Industries, Inc.	8,729	368,277
Gentherm, Inc. (a)	27,169	1,147,347
Remy International, Inc.	12,324	253,012
Standard Motor Products, Inc.	7,419	255,436
Stoneridge, Inc. (a)	1,146	12,915
Tenneco, Inc. (a)	26,509	1,386,686
Tower International, Inc. (a)	38,984	982,007
		6,723,362
Automobiles - 0.3%
Winnebago Industries, Inc. (a)	25,904	563,930
Distributors - 0.1%
VOXX International Corp. (a)	21,785	202,601
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	4,198	171,152
ITT Educational Services, Inc. (a)(d)	117,548	504,281
K12, Inc. (a)	11,014	175,783
LifeLock, Inc. (a)	67,311	961,874
Steiner Leisure Ltd. (a)	895	33,643
		1,846,733
Hotels, Restaurants & Leisure - 2.6%
Bloomin' Brands, Inc. (a)	7,546	138,394
Buffalo Wild Wings, Inc. (a)	9,451	1,268,986
DineEquity, Inc.	7,329	597,973
Interval Leisure Group, Inc.	2,452	46,711
Jack in the Box, Inc.	20,820	1,419,716
Marriott Vacations Worldwide Corp. (a)	21,311	1,351,331
Papa John's International, Inc.	4,131	165,199
Ruth's Hospitality Group, Inc.	24,225	267,444
		5,255,754
Household Durables - 1.0%
Flexsteel Industries, Inc.	19,984	674,060
La-Z-Boy, Inc.	22,045	436,271
Skullcandy, Inc. (a)	89,956	700,757
Universal Electronics, Inc. (a)	3,684	181,879
		1,992,967
Internet & Catalog Retail - 0.0%
NutriSystem, Inc.	1,359	20,888
Shutterfly, Inc. (a)	735	35,824
		56,712
Leisure Products - 0.0%
Malibu Boats, Inc. Class A (a)	2,071	38,355
Nautilus, Inc. (a)	2,096	25,089
		63,444
Media - 0.5%
A.H. Belo Corp. Class A	7,079	75,533

	Shares	Value
E.W. Scripps Co. Class A (a)	7,829	$ 127,691
Entravision Communication Corp.Class A	139,540	552,578
Global Sources Ltd. (a)	26,844	180,123
Saga Communications, Inc. Class A	436	14,641
		950,566
Multiline Retail - 0.6%
Burlington Stores, Inc.	31,271	1,246,462
Specialty Retail - 1.3%
Barnes & Noble, Inc. (a)	38,605	762,063
Big 5 Sporting Goods Corp.	55,589	520,869
Brown Shoe Co., Inc.	13,429	364,329
Citi Trends, Inc. (a)	4,942	109,218
Finish Line, Inc. Class A	11,390	285,092
Haverty Furniture Companies, Inc.	4,600	100,234
Outerwall, Inc. (a)	866	48,583
The Cato Corp. Class A (sub. vtg.)	8,186	282,090
The Children's Place Retail Stores, Inc.	5,234	249,452
		2,721,930
Textiles, Apparel & Luxury Goods - 0.9%
Movado Group, Inc.	9,741	322,037
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,761	1,266,699
Steven Madden Ltd. (a)	3,638	117,253
Unifi, Inc. (a)	2,389	61,875
		1,767,864
TOTAL CONSUMER DISCRETIONARY		23,392,325
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 0.5%
Andersons, Inc.	16,419	1,032,427
Weis Markets, Inc.	1,098	42,855
		1,075,282
Food Products - 2.5%
Cal-Maine Foods, Inc.	13,766	1,229,717
J&J Snack Foods Corp.	951	88,976
Omega Protein Corp. (a)	57,183	714,788
Sanderson Farms, Inc. (d)	14,698	1,292,689
Seneca Foods Corp. Class A (a)	3,345	95,667
TreeHouse Foods, Inc. (a)	19,189	1,544,715
		4,966,552
Household Products - 0.3%
Orchids Paper Products Co.	6,953	170,766
WD-40 Co.	7,157	486,390
		657,156
Personal Products - 0.1%
Nature's Sunshine Products, Inc.	661	9,803
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nutraceutical International Corp. (a)	938	$ 19,614
USANA Health Sciences, Inc. (a)	742	54,656
		84,073
TOTAL CONSUMER STAPLES		6,783,063
ENERGY - 6.7%
Energy Equipment & Services - 3.0%
Basic Energy Services, Inc. (a)	42,627	924,580
Dril-Quip, Inc. (a)	10,368	926,899
Exterran Holdings, Inc.	9,990	442,657
Geospace Technologies Corp. (a)	3,503	123,130
Gulf Island Fabrication, Inc.	3,415	58,738
Helix Energy Solutions Group, Inc. (a)	2,052	45,267
Matrix Service Co. (a)	47,058	1,135,039
Pioneer Energy Services Corp. (a)	83,147	1,165,721
RigNet, Inc. (a)	4,022	162,690
Tesco Corp.	48,564	963,995
Willbros Group, Inc. (a)	19,252	160,369
		6,109,085
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)	211,118	1,114,703
Adams Resources & Energy, Inc.	247	10,940
Athlon Energy, Inc. (a)	1,753	102,077
Callon Petroleum Co. (a)	37,283	328,463
Clayton Williams Energy, Inc. (a)	6,486	625,575
Comstock Resources, Inc.	4,909	91,406
CVR Energy, Inc. (d)	4,259	190,505
Delek U.S. Holdings, Inc.	16,189	536,180
Evolution Petroleum Corp.	4,847	44,495
Green Plains, Inc.	33,117	1,238,245
Kodiak Oil & Gas Corp. (a)	19,112	259,350
Pacific Ethanol, Inc. (a)	71,568	999,089
Panhandle Royalty Co. Class A	100	5,970
Renewable Energy Group, Inc. (a)	30,317	307,718
Rex American Resources Corp. (a)	13,891	1,012,376
Teekay Tankers Ltd.	4,981	18,579
Warren Resources, Inc. (a)	56,872	301,422
Western Refining, Inc.	6,667	279,947
		7,467,040
TOTAL ENERGY		13,576,125
FINANCIALS - 21.8%
Banks - 5.0%
Ameris Bancorp	3,856	84,639
BancFirst Corp.	1,008	63,060
Banner Bank	5,991	230,474
BNC Bancorp	4,760	74,542
Central Pacific Financial Corp.	23,179	415,599
Chemical Financial Corp.	6,174	166,019

	Shares	Value
Customers Bancorp, Inc.	19,202	$ 344,868
Eagle Bancorp, Inc. (a)	5,243	166,832
First Bancorp, North Carolina	6,014	96,344
First Bancorp, Puerto Rico (a)	81,610	387,648
First Interstate Bancsystem, Inc.	18,933	503,050
First Merchants Corp.	20,190	408,040
Flushing Financial Corp.	3,799	69,408
Hanmi Financial Corp.	9,573	192,992
HomeTrust Bancshares, Inc. (a)	1,220	17,824
Independent Bank Group, Inc.	794	37,675
International Bancshares Corp.	3,789	93,456
MainSource Financial Group, Inc.	1,911	32,965
Merchants Bancshares, Inc.	8,383	236,317
Old National Bancorp, Indiana	16,708	216,703
Peoples Bancorp, Inc.	3,864	91,770
Pinnacle Financial Partners, Inc.	1,297	46,822
PrivateBancorp, Inc.	45,598	1,363,836
Sandy Spring Bancorp, Inc.	1,027	23,508
Simmons First National Corp. Class A	1,197	46,108
Southwest Bancorp, Inc., Oklahoma	2,804	45,986
Susquehanna Bancshares, Inc.	31,163	311,630
Talmer Bancorp, Inc. Class A	29,660	410,198
Umpqua Holdings Corp.	56,306	927,360
United Community Bank, Inc.	59,291	975,930
Univest Corp. of Pennsylvania	1,284	24,075
Washington Trust Bancorp, Inc.	5,185	171,053
WesBanco, Inc.	5,363	164,054
Wilshire Bancorp, Inc.	60,727	560,510
Wintrust Financial Corp.	25,235	1,127,247
Yadkin Financial Corp. (a)	3,746	68,027
		10,196,569
Capital Markets - 2.8%
BGC Partners, Inc. Class A	58,964	438,103
Cohen & Steers, Inc.	255	9,802
Evercore Partners, Inc. Class A	23,025	1,082,175
FBR & Co. (a)	1,555	42,794
Financial Engines, Inc.	1,183	40,476
GAMCO Investors, Inc. Class A	3,272	231,461
HFF, Inc.	24,997	723,663
Investment Technology Group, Inc. (a)	65,811	1,037,181
Janus Capital Group, Inc.	5,178	75,288
KCG Holdings, Inc. Class A (a)	2,754	27,898
Manning & Napier, Inc. Class A	8,022	134,689
Marcus & Millichap, Inc.	4,405	133,295
Moelis & Co. Class A	2,402	82,028
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,234	65,489
Piper Jaffray Companies (a)	22,027	1,150,690
RCS Capital Corp. Class A	17,791	400,653
Silvercrest Asset Management Group Class A (a)	201	2,738
Westwood Holdings Group, Inc.	1,413	80,103
		5,758,526
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.8%
Cash America International, Inc.	22,318	$ 977,528
Credit Acceptance Corp. (a)	4,800	605,136
Nelnet, Inc. Class A	27,967	1,205,098
Regional Management Corp. (a)	7,331	131,591
World Acceptance Corp. (a)(d)	10,015	676,013
		3,595,366
Diversified Financial Services - 0.3%
MarketAxess Holdings, Inc.	4,450	275,277
Marlin Business Services Corp.	12,284	225,043
Vector Capital Corp. rights (a)	5,673	0
		500,320
Insurance - 2.9%
Amerisafe, Inc.	4,210	164,653
Amtrust Financial Services, Inc. (d)	3,515	139,967
EMC Insurance Group	811	23,422
Enstar Group Ltd. (a)	703	95,833
FBL Financial Group, Inc. Class A	7,210	322,287
Federated National Holding Co.	7,554	212,192
HCI Group, Inc.	535	19,255
Heritage Insurance Holdings, Inc.	2,151	32,394
Hilltop Holdings, Inc. (a)	15,614	313,061
Horace Mann Educators Corp.	36,822	1,049,795
Infinity Property & Casualty Corp.	247	15,810
Kansas City Life Insurance Co.	569	25,235
Maiden Holdings Ltd.	5,523	61,195
National Western Life Insurance Co. Class A	146	36,063
Navigators Group, Inc. (a)	3,525	216,788
Platinum Underwriters Holdings Ltd.	9,196	559,761
Safety Insurance Group, Inc.	2,764	149,007
Selective Insurance Group, Inc.	30,575	676,931
Symetra Financial Corp.	10,433	243,402
Third Point Reinsurance Ltd. (a)	11,806	171,777
United Insurance Holdings Corp.	11,646	174,690
Universal Insurance Holdings, Inc.	86,647	1,120,346
		5,823,864
Real Estate Investment Trusts - 7.1%
AG Mortgage Investment Trust, Inc.	6,413	114,151
Agree Realty Corp.	4,662	127,646
Altisource Residential Corp. Class B	50,794	1,219,056
American Capital Mortgage Investment Corp.	31,425	591,419
American Realty Capital Heathcare Trust, Inc.	1,985	20,803
Apollo Commercial Real Estate Finance, Inc.	20,938	328,936
Apollo Residential Mortgage, Inc.	19,642	303,076
Capstead Mortgage Corp. (d)	85,817	1,050,400
Chesapeake Lodging Trust	4,719	137,559
CyrusOne, Inc.	7,586	182,367
CYS Investments, Inc.	58,999	486,152

	Shares	Value
Extra Space Storage, Inc.	20,788	$ 1,072,037
FelCor Lodging Trust, Inc.	26,840	251,222
Glimcher Realty Trust	3,391	45,914
Government Properties Income Trust	21,739	476,301
Gramercy Property Trust, Inc. (d)	28,589	164,673
LaSalle Hotel Properties (SBI)	2,424	82,998
MFA Financial, Inc.	131,701	1,024,634
Potlatch Corp.	4,576	184,001
PS Business Parks, Inc.	1,841	140,174
Resource Capital Corp.	74,070	360,721
RLJ Lodging Trust	51,471	1,465,379
Saul Centers, Inc.	560	26,174
Sovran Self Storage, Inc.	18,158	1,350,229
Strategic Hotel & Resorts, Inc. (a)	122,109	1,422,570
Sunstone Hotel Investors, Inc.	44,830	619,551
The GEO Group, Inc.	28,782	1,100,048
Western Asset Mortgage Capital Corp. (d)	4,194	61,987
		14,410,178
Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	5,723	82,411
Farmer Mac Class C (non-vtg.)	3,020	97,063
Home Loan Servicing Solutions Ltd.	57,448	1,217,323
HomeStreet, Inc.	10,647	181,957
MGIC Investment Corp. (a)	78,486	612,976
Provident Financial Services, Inc.	3,917	64,121
Radian Group, Inc.	20,177	287,724
Simplicity Bancorp, Inc.	3,065	51,492
Tree.com, Inc. (a)	5,599	200,948
Waterstone Financial, Inc. Maryland	15,002	173,273
WSFS Financial Corp.	13,317	953,630
		3,922,918
TOTAL FINANCIALS		44,207,741
HEALTH CARE - 15.1%
Biotechnology - 3.4%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,921	146,604
Acceleron Pharma, Inc.	1,222	36,953
Achillion Pharmaceuticals, Inc. (a)	4,172	41,637
Acorda Therapeutics, Inc. (a)	8,696	294,620
Aegerion Pharmaceuticals, Inc. (a)	780	26,036
Agios Pharmaceuticals, Inc. (a)	167	10,245
Anacor Pharmaceuticals, Inc. (a)	9,236	226,005
Arena Pharmaceuticals, Inc. (a)(d)	2,911	12,197
ARIAD Pharmaceuticals, Inc. (a)(d)	3,528	19,051
Arrowhead Research Corp. (a)(d)	5,737	84,735
Auspex Pharmaceuticals, Inc.	2,105	54,035
BioCryst Pharmaceuticals, Inc. (a)(d)	14,161	138,495
Biospecifics Technologies Corp. (a)	751	26,510
Bluebird Bio, Inc. (a)	538	19,303
Celldex Therapeutics, Inc. (a)(d)	3,754	48,652
Cepheid, Inc. (a)	6,524	287,252
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Clovis Oncology, Inc. (a)	971	$ 44,045
Dyax Corp. (a)	33,870	342,764
Emergent BioSolutions, Inc. (a)	8,370	178,365
Enanta Pharmaceuticals, Inc. (a)	3,808	150,683
Epizyme, Inc. (a)	3,483	94,424
Exact Sciences Corp. (a)(d)	5,367	104,012
Halozyme Therapeutics, Inc. (a)	2,621	23,851
Hyperion Therapeutics, Inc. (a)	5,641	142,266
ImmunoGen, Inc. (a)	2,207	23,372
Ironwood Pharmaceuticals, Inc.Class A (a)	7,308	94,675
Isis Pharmaceuticals, Inc. (a)	16,964	658,712
Karyopharm Therapeutics, Inc.	930	32,494
Keryx Biopharmaceuticals, Inc. (a)(d)	4,051	55,701
Ligand Pharmaceuticals, Inc. Class B (a)	4,703	220,994
MannKind Corp. (a)(d)	13,016	76,925
Momenta Pharmaceuticals, Inc. (a)	6,937	78,666
Neurocrine Biosciences, Inc. (a)	3,582	56,130
Novavax, Inc. (a)	6,021	25,108
NPS Pharmaceuticals, Inc. (a)	9,613	249,938
Oncothyreon, Inc. (a)	15,113	29,017
Ophthotech Corp.	4,005	155,915
Opko Health, Inc. (a)(d)	13,360	113,694
OvaScience, Inc. (a)	493	8,184
PDL BioPharma, Inc. (d)	33,715	251,851
Portola Pharmaceuticals, Inc. (a)	1,182	29,881
Prothena Corp. PLC (a)	7,758	171,917
PTC Therapeutics, Inc. (a)(d)	5,819	256,094
Puma Biotechnology, Inc. (a)	3,442	821,158
Receptos, Inc. (a)	4,726	293,532
Repligen Corp. (a)	11,888	236,690
Sangamo Biosciences, Inc. (a)	6,647	71,688
Sarepta Therapeutics, Inc. (a)	728	15,361
Synageva BioPharma Corp. (a)(d)	1,178	81,023
Ultragenyx Pharmaceutical, Inc.	2,729	154,461
		6,815,921
Health Care Equipment & Supplies - 4.3%
Abaxis, Inc.	1,232	62,475
Align Technology, Inc. (a)	19,130	988,638
Anika Therapeutics, Inc. (a)	5,974	219,007
Atrion Corp.	272	82,963
Cantel Medical Corp.	13,027	447,868
Cryolife, Inc.	4,812	47,494
Cyberonics, Inc. (a)	18,011	921,443
Globus Medical, Inc. (a)	15,526	305,396
Greatbatch, Inc. (a)	10,466	445,956
Masimo Corp. (a)	52,144	1,109,624
Natus Medical, Inc. (a)	41,923	1,237,148
Steris Corp.	276	14,893
SurModics, Inc. (a)	9,649	175,226
Symmetry Medical, Inc. (a)	24,722	249,445

	Shares	Value
Thoratec Corp. (a)	48,140	$ 1,286,782
Vascular Solutions, Inc. (a)	5,029	124,216
Zeltiq Aesthetics, Inc. (a)	47,844	1,082,710
		8,801,284
Health Care Providers & Services - 5.5%
Alliance Healthcare Services, Inc. (a)	34,743	785,539
AmSurg Corp. (a)	25,747	1,288,637
Centene Corp. (a)	13,433	1,111,043
Chemed Corp.	3,263	335,763
Corvel Corp. (a)	9,284	316,120
Five Star Quality Care, Inc. (a)	26,167	98,650
Hanger, Inc. (a)	4,455	91,417
HealthSouth Corp.	9,963	367,635
Magellan Health Services, Inc. (a)	18,833	1,030,730
Molina Healthcare, Inc. (a)	12,497	528,623
National Healthcare Corp.	4,583	254,402
Owens & Minor, Inc.	9,451	309,426
PharMerica Corp. (a)	38,501	940,579
Providence Service Corp. (a)	24,590	1,189,664
Select Medical Holdings Corp.	76,144	916,012
Team Health Holdings, Inc. (a)	27,231	1,579,126
		11,143,366
Health Care Technology - 0.6%
Omnicell, Inc. (a)	42,720	1,167,538
Quality Systems, Inc.	8,304	114,346
		1,281,884
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)(d)	29,212	233,112
Cambrex Corp. (a)	7,923	148,002
Luminex Corp. (a)	1,634	31,863
PAREXEL International Corp. (a)	8,763	552,858
		965,835
Pharmaceuticals - 0.8%
Aerie Pharmaceuticals, Inc.	1,042	21,559
Akorn, Inc. (a)	5,170	187,516
AVANIR Pharmaceuticals Class A (a)	12,781	152,350
DepoMed, Inc. (a)	705	10,709
Impax Laboratories, Inc. (a)	4,879	115,681
Lannett Co., Inc. (a)	5,824	266,040
Nektar Therapeutics (a)	8,216	99,167
Pacira Pharmaceuticals, Inc. (a)	3,511	340,286
Pozen, Inc.	15,014	110,203
Prestige Brands Holdings, Inc. (a)	3,470	112,324
SciClone Pharmaceuticals, Inc. (a)	16,214	111,714
The Medicines Company (a)	4,083	91,133
Theravance, Inc.	5,149	87,996
		1,706,678
TOTAL HEALTH CARE		30,714,968
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.8%
American Science & Engineering, Inc.	9,689	$ 536,577
Astronics Corp. (a)	16,073	766,361
Curtiss-Wright Corp.	16,363	1,078,649
Engility Holdings, Inc. (a)	5,050	157,409
Esterline Technologies Corp. (a)	9,720	1,081,544
Moog, Inc. Class A (a)	18,928	1,294,675
National Presto Industries, Inc.	201	12,203
Orbital Sciences Corp. (a)	332	9,230
Teledyne Technologies, Inc. (a)	7,932	745,687
		5,682,335
Airlines - 1.1%
Allegiant Travel Co.	647	80,008
Hawaiian Holdings, Inc. (a)	9,008	121,158
JetBlue Airways Corp. (a)	95,671	1,016,026
Spirit Airlines, Inc. (a)	15,855	1,096,215
		2,313,407
Building Products - 0.3%
American Woodmark Corp. (a)	6,789	250,243
Insteel Industries, Inc.	1,941	39,907
PGT, Inc. (a)	31,228	291,045
Universal Forest Products, Inc.	2,342	100,027
		681,222
Commercial Services & Supplies - 2.9%
ACCO Brands Corp. (a)	60,463	417,195
ARC Document Solutions, Inc. (a)	24,025	194,603
Civeo Corp.	5,702	66,200
Deluxe Corp.	24,299	1,340,333
Ennis, Inc.	2,059	27,117
G&K Services, Inc. Class A	10,540	583,705
HNI Corp.	11,130	400,569
Kimball International, Inc. Class B	58,212	876,091
Steelcase, Inc. Class A	18,523	299,887
UniFirst Corp.	12,731	1,229,687
United Stationers, Inc.	3,354	126,010
Viad Corp.	5,041	104,097
West Corp.	4,232	124,675
		5,790,169
Construction & Engineering - 0.7%
Argan, Inc.	31,666	1,057,011
Comfort Systems U.S.A., Inc.	18,400	249,320
EMCOR Group, Inc.	2,747	109,770
MYR Group, Inc. (a)	3,685	88,735
		1,504,836
Electrical Equipment - 0.1%
EnerSys	1,701	99,747
Machinery - 3.2%
Alamo Group, Inc.	4,878	199,998
Astec Industries, Inc.	865	31,547

	Shares	Value
CIRCOR International, Inc.	529	$ 35,618
Douglas Dynamics, Inc.	1,693	33,014
ESCO Technologies, Inc.	1,634	56,831
Federal Signal Corp.	14,115	186,883
Greenbrier Companies, Inc. (d)	18,538	1,360,318
Hurco Companies, Inc.	6,138	231,157
Hyster-Yale Materials Handling Class A	13,717	982,412
Kadant, Inc.	13,329	520,497
Lydall, Inc. (a)	3,392	91,618
Mueller Industries, Inc.	40,386	1,152,616
Mueller Water Products, Inc. Class A	86,002	712,097
Rexnord Corp. (a)	17,962	511,019
Standex International Corp.	4,501	333,704
Woodward, Inc.	1,508	71,811
		6,511,140
Marine - 0.1%
Knightsbridge Tankers Ltd.	27,898	246,897
Scorpio Bulkers, Inc. (a)	49	285
		247,182
Professional Services - 1.7%
Barrett Business Services, Inc.	14,399	568,617
Exponent, Inc.	1,239	87,820
Huron Consulting Group, Inc. (a)	210	12,804
ICF International, Inc. (a)	1,266	38,980
Korn/Ferry International (a)	46,525	1,158,473
Navigant Consulting, Inc. (a)	6,389	88,871
Resources Connection, Inc.	35,628	496,654
RPX Corp. (a)	66,783	916,931
TrueBlue, Inc. (a)	4,406	111,296
VSE Corp.	218	10,686
		3,491,132
Road & Rail - 1.4%
AMERCO	3,842	1,006,181
ArcBest Corp.	26,792	999,342
Marten Transport Ltd.	3,002	53,466
Old Dominion Freight Lines, Inc. (a)	9,424	665,711
		2,724,700
Trading Companies & Distributors - 0.1%
Aceto Corp.	3,277	63,312
DXP Enterprises, Inc. (a)	1,754	129,235
		192,547
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	1,133	19,714
TOTAL INDUSTRIALS		29,258,131
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.1%
Aruba Networks, Inc. (a)	63,063	1,360,900
Black Box Corp.	14,706	342,944
Communications Systems, Inc.	4,068	45,399
Emulex Corp. (a)	4,655	22,996
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Plantronics, Inc.	5,650	$ 269,957
Polycom, Inc. (a)	11,426	140,368
		2,182,564
Electronic Equipment & Components - 3.0%
Anixter International, Inc.	9,595	814,040
Benchmark Electronics, Inc. (a)	51,820	1,150,922
Daktronics, Inc.	31,478	386,865
DTS, Inc. (a)	8,475	213,994
Fabrinet (a)	2,283	33,332
Insight Enterprises, Inc. (a)	4,613	104,392
Methode Electronics, Inc. Class A	2,660	98,074
Newport Corp. (a)	7,200	127,584
Park Electrochemical Corp.	778	18,322
Plexus Corp. (a)	8,657	319,703
Sanmina Corp. (a)	41,976	875,619
ScanSource, Inc. (a)	20,943	724,418
SYNNEX Corp.	18,321	1,184,086
		6,051,351
Internet Software & Services - 1.3%
Constant Contact, Inc. (a)	37,092	1,006,677
Conversant, Inc. (a)	2,577	88,262
Dice Holdings, Inc. (a)	5,583	46,786
LogMeIn, Inc. (a)	10,414	479,773
Perficient, Inc. (a)	10,591	158,759
Stamps.com, Inc. (a)	7,434	236,104
Trulia, Inc. (a)(d)	580	28,362
United Online, Inc.	54,005	591,355
		2,636,078
IT Services - 3.1%
Acxiom Corp. (a)	6,896	114,129
Cardtronics, Inc. (a)	8,337	293,462
CSG Systems International, Inc.	23,823	626,068
EPAM Systems, Inc. (a)	2,383	104,352
ExlService Holdings, Inc. (a)	14,853	362,562
Global Cash Access Holdings, Inc. (a)	78,000	526,500
Higher One Holdings, Inc. (a)	7,010	17,315
iGATE Corp. (a)	4,488	164,799
Jack Henry & Associates, Inc.	18,562	1,033,161
Maximus, Inc.	6,765	271,479
MoneyGram International, Inc. (a)	79,878	1,001,670
NCI, Inc. Class A (a)	6,336	60,255
Sapient Corp. (a)	65,804	921,256
Syntel, Inc. (a)	8,221	722,955
Teletech Holdings, Inc. (a)	3,042	74,772
		6,294,735
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	16,844	141,658
Cabot Microelectronics Corp. (a)	13,914	576,735
Cirrus Logic, Inc. (a)	22,665	472,565

	Shares	Value
Diodes, Inc. (a)	1,305	$ 31,216
Fairchild Semiconductor International, Inc. (a)	81,383	1,263,878
FormFactor, Inc. (a)	4,281	30,695
Integrated Device Technology, Inc. (a)	86,090	1,373,136
International Rectifier Corp. (a)	3,779	148,288
Intersil Corp. Class A	6,180	87,818
Lattice Semiconductor Corp. (a)	157,258	1,179,435
Rambus, Inc. (a)	42,588	531,498
RF Micro Devices, Inc. (a)	129,920	1,499,277
Synaptics, Inc. (a)	3,442	251,954
TriQuint Semiconductor, Inc. (a)	11,124	212,135
Ultra Clean Holdings, Inc. (a)	43,694	391,061
		8,191,349
Software - 6.4%
Advent Software, Inc.	39,657	1,251,575
Aspen Technology, Inc. (a)	39,330	1,483,528
AVG Technologies NV (a)	43,755	725,458
Compuware Corp.	8,355	88,647
Fair Isaac Corp.	1,309	72,126
Glu Mobile, Inc. (a)(d)	216,979	1,121,781
Manhattan Associates, Inc. (a)	42,197	1,410,224
Monotype Imaging Holdings, Inc.	22,607	640,230
NetScout Systems, Inc. (a)	17,814	815,881
Pegasystems, Inc.	48,813	932,816
Progress Software Corp. (a)	4,660	111,421
QAD, Inc.:
Class A	3,245	60,422
Class B	2,012	31,629
SS&C Technologies Holdings, Inc. (a)	31,646	1,388,943
Take-Two Interactive Software, Inc. (a)	55,984	1,291,551
TeleCommunication Systems, Inc.Class A (a)	99,115	276,531
TiVo, Inc. (a)	49,808	637,293
Vasco Data Security International, Inc. (a)	3,816	71,664
Verint Systems, Inc. (a)	11,478	638,292
		13,050,012
Technology Hardware, Storage & Peripherals - 0.8%
QLogic Corp. (a)	86,870	795,729
Super Micro Computer, Inc. (a)	26,606	782,749
		1,578,478
TOTAL INFORMATION TECHNOLOGY		39,984,567
MATERIALS - 4.6%
Chemicals - 2.0%
A. Schulman, Inc.	8,650	312,784
Balchem Corp.	6,914	391,125
FutureFuel Corp.	68,365	812,860
Minerals Technologies, Inc.	21,412	1,321,335
Quaker Chemical Corp.	942	67,532
Sensient Technologies Corp.	20,440	1,070,034
Stepan Co.	1,258	55,830
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tredegar Corp.	638	$ 11,746
Zep, Inc.	595	8,342
		4,051,588
Containers & Packaging - 0.9%
Graphic Packaging Holding Co. (a)	130,834	1,626,253
Myers Industries, Inc.	12,892	227,415
		1,853,668
Metals & Mining - 0.9%
Century Aluminum Co. (a)	48,311	1,254,637
Globe Specialty Metals, Inc.	3,502	63,701
Gold Resource Corp.	3,818	19,548
Kaiser Aluminum Corp.	4,488	342,075
U.S. Silica Holdings, Inc.	3,135	195,969
Worthington Industries, Inc.	1,680	62,530
		1,938,460
Paper & Forest Products - 0.8%
Boise Cascade Co. (a)	15,220	458,731
Schweitzer-Mauduit International, Inc.	26,216	1,082,983
		1,541,714
TOTAL MATERIALS		9,385,430
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
IDT Corp. Class B	9,375	150,563
Inteliquent, Inc.	91,471	1,138,814
Intelsat SA (a)	2,775	47,564
Premiere Global Services, Inc. (a)	4,885	58,473
		1,395,414
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	866	11,267
TOTAL TELECOMMUNICATION SERVICES		1,406,681
UTILITIES - 1.4%
Electric Utilities - 0.1%
Cleco Corp.	3,914	188,459
Otter Tail Corp.	1,933	51,553
		240,012
Gas Utilities - 0.1%
New Jersey Resources Corp.	5,075	256,338
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	36,011	1,039,277
Multi-Utilities - 0.1%
Avista Corp.	3,839	117,205

	Shares	Value
Water Utilities - 0.6%
American States Water Co.	37,485	$ 1,140,294
Middlesex Water Co.	2,260	44,296
		1,184,590
TOTAL UTILITIES		2,837,422
TOTAL COMMON STOCKS (Cost $182,632,484)		201,546,453
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 6/25/15 (e) (Cost $199,911)	$ 200,000	199,930
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,349,054	1,349,054
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,864,725	7,864,725
TOTAL MONEY MARKET FUNDS (Cost $9,213,779)		9,213,779
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $192,046,174)		210,960,162
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(7,912,894)
NET ASSETS - 100%		$ 203,047,268
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
16 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	$ 1,754,560	$ (36,597)

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $112,960.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,273
Fidelity Securities Lending Cash Central Fund	41,700
Total	$ 43,973
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,392,325	$ 23,392,325	$ -	$ -
Consumer Staples	6,783,063	6,783,063	-	-
Energy	13,576,125	13,576,125	-	-
Financials	44,207,741	44,207,741	-	-
Health Care	30,714,968	30,714,968	-	-
Industrials	29,258,131	29,258,131	-	-
Information Technology	39,984,567	39,984,567	-	-
Materials	9,385,430	9,385,430	-	-
Telecommunication Services	1,406,681	1,406,681	-	-
Utilities	2,837,422	2,837,422	-	-
U.S. Government and Government Agency Obligations	199,930	-	199,930	-
Money Market Funds	9,213,779	9,213,779	-	-
Total Investments in Securities:	$ 210,960,162	$ 210,760,232	$ 199,930	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (36,597)	$ (36,597)	$ -	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $192,596,303. Net unrealized appreciation aggregated $18,363,859, of which $30,188,927 related to appreciated investment securities and $11,825,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

September 30, 2014

1.864820.106

VIPEM-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 0.9%
Carsales.com Ltd.	85,446	$ 737,649
iProperty Group Ltd. (a)	50,995	123,677
SEEK Ltd.	49,535	703,034
TOTAL AUSTRALIA		1,564,360
Bailiwick of Jersey - 0.4%
WPP PLC	31,400	629,053
Bermuda - 2.2%
Brilliance China Automotive Holdings Ltd.	515,000	899,361
China Gas Holdings Ltd.	518,000	859,236
Credicorp Ltd. (United States)	8,576	1,315,473
Vostok Nafta Investment Ltd. SDR (a)	113,500	720,385
TOTAL BERMUDA		3,794,455
Brazil - 6.7%
BB Seguridade Participacoes SA	94,200	1,239,195
CCR SA	162,300	1,112,611
Cetip SA - Mercados Organizado	49,300	610,271
Cielo SA	88,360	1,443,938
Estacio Participacoes SA	99,100	1,029,968
Iguatemi Empresa de Shopping Centers SA	63,600	644,639
Kroton Educacional SA	192,000	1,206,398
Linx SA	26,600	556,397
Localiza Rent A Car SA	43,100	624,908
Qualicorp SA (a)	88,900	879,648
Smiles SA	36,400	576,987
Ultrapar Participacoes SA	53,100	1,123,935
Weg SA	74,140	865,358
TOTAL BRAZIL		11,914,253
British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (a)(e)	32,800	922,008
Cayman Islands - 7.3%
51job, Inc. sponsored ADR (a)	23,272	696,531
Alibaba Group Holding Ltd. sponsored ADR	11,500	1,021,775
Autohome, Inc. ADR Class A (d)	12,500	525,125
Baidu.com, Inc. sponsored ADR (a)	4,887	1,066,490
Bitauto Holdings Ltd. ADR (a)	8,410	655,980
China Modern Dairy Holdings Ltd. (a)(d)	1,327,000	615,234
ENN Energy Holdings Ltd.	156,000	1,020,599
Haitian International Holdings Ltd.	325,000	738,327
Melco Crown Entertainment Ltd. sponsored ADR	32,900	864,941
Sands China Ltd.	161,200	840,789
SouFun Holdings Ltd. ADR (d)	80,900	804,955
Tencent Holdings Ltd.	273,000	4,062,636
TOTAL CAYMAN ISLANDS		12,913,382

	Shares	Value
China - 1.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	336,000	$ 1,181,324
PICC Property & Casualty Co. Ltd. (H Shares)	533,300	945,055
Weifu High-Technology Co. Ltd. (B Shares)	2,300	8,015
TOTAL CHINA		2,134,394
Colombia - 0.5%
Grupo de Inversiones Suramerica SA	47,290	949,072
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	15,600	742,872
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	137,100	943,248
Finland - 0.4%
Kone Oyj (B Shares) (d)	17,900	719,406
France - 2.7%
Bureau Veritas SA	29,100	643,024
Ingenico SA	5,831	595,669
LVMH Moet Hennessy - Louis Vuitton SA	5,167	839,919
Pernod Ricard SA	5,600	634,031
Publicis Groupe SA (a)	10,100	693,587
Safran SA	10,800	700,872
Zodiac Aerospace	18,300	583,739
TOTAL FRANCE		4,690,841
Greece - 0.9%
Folli Follie SA	19,348	719,684
Greek Organization of Football Prognostics SA	69,600	909,851
TOTAL GREECE		1,629,535
Hong Kong - 0.9%
AIA Group Ltd.	132,000	682,537
Galaxy Entertainment Group Ltd.	144,000	836,384
TOTAL HONG KONG		1,518,921
India - 11.8%
Apollo Hospitals Enterprise Ltd.	35,516	642,602
Asian Paints India Ltd.	67,821	689,324
Axis Bank Ltd. (a)	107,025	654,416
Exide Industries Ltd.	243,115	665,681
Grasim Industries Ltd.	11,434	685,814
Havells India Ltd.	181,335	775,373
HCL Technologies Ltd.	40,750	1,128,125
HDFC Bank Ltd.	78,266	1,160,722
Housing Development Finance Corp. Ltd.	110,252	1,878,325
ICICI Bank Ltd. (a)	35,272	815,477
ITC Ltd. (a)	262,924	1,571,431
Larsen & Toubro Ltd. (a)	50,385	1,186,211
LIC Housing Finance Ltd.	125,181	657,837
Common Stocks - continued
	Shares	Value
India - continued
Lupin Ltd.	37,427	$ 885,903
Mahindra & Mahindra Ltd. (a)	47,390	1,041,142
Motherson Sumi Systems Ltd.	90,850	580,316
Sun Pharmaceutical Industries Ltd.	92,208	1,276,159
Sun TV Ltd.	155,149	847,007
Tata Consultancy Services Ltd.	39,006	1,723,342
Tata Motors Ltd. (a)	129,774	1,050,988
Titan Co. Ltd. (a)	152,011	1,015,444
TOTAL INDIA		20,931,639
Indonesia - 6.3%
PT ACE Hardware Indonesia Tbk	9,025,600	655,532
PT Astra International Tbk	2,450,100	1,417,579
PT Bank Central Asia Tbk	1,491,200	1,600,118
PT Bank Rakyat Indonesia Tbk	1,487,540	1,272,680
PT Global Mediacom Tbk	6,382,500	1,018,791
PT Indocement Tunggal Prakarsa Tbk	488,000	863,061
PT Jasa Marga Tbk	1,648,800	872,775
PT Media Nusantara Citra Tbk	3,449,300	904,433
PT Semen Gresik (Persero) Tbk	772,700	978,161
PT Surya Citra Media Tbk	2,612,000	819,934
PT Tower Bersama Infrastructure Tbk	992,300	651,490
TOTAL INDONESIA		11,054,554
Italy - 0.4%
Pirelli & C. SpA	55,300	765,519
Japan - 0.4%
Japan Tobacco, Inc.	19,500	634,206
Kenya - 1.2%
East African Breweries Ltd.	202,985	627,367
Kenya Commercial Bank Ltd.	1,085,500	705,028
Safaricom Ltd.	5,818,900	840,580
TOTAL KENYA		2,172,975
Korea (South) - 6.0%
Bgf Retail (a)	1,161	69,883
Coway Co. Ltd.	12,054	963,223
KEPCO Plant Service & Engineering Co. Ltd.	8,731	691,892
NAVER Corp.	2,626	2,008,799
Samsung Electronics Co. Ltd.	6,148	6,900,073
TOTAL KOREA (SOUTH)		10,633,870
Luxembourg - 0.2%
Samsonite International SA	128,100	412,436
Malaysia - 0.8%
Astro Malaysia Holdings Bhd	787,200	804,000
Tune Insurance Holdings Bhd	914,300	629,975
TOTAL MALAYSIA		1,433,975
Malta - 0.4%
Brait SA	119,567	771,803

	Shares	Value
Mexico - 5.7%
Banregio Grupo Financiero S.A.B. de CV	134,177	$ 746,688
Fomento Economico Mexicano S.A.B. de CV unit	159,700	1,470,065
Grupo Aeroportuario del Pacifico SA de CV Series B	123,600	834,614
Grupo Aeroportuario del Sureste SA de CV Series B	75,800	979,494
Grupo Aeroportuario Norte S.A.B. de CV	153,900	676,424
Grupo Financiero Banorte S.A.B. de CV Series O	243,000	1,552,030
Grupo Televisa SA de CV	229,300	1,555,358
Megacable Holdings S.A.B. de CV unit	161,464	766,174
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	65,700	833,718
Qualitas Controladora S.A.B. de CV	222,000	594,898
TOTAL MEXICO		10,009,463
Netherlands - 0.4%
Yandex NV (a)	27,704	770,033
Nigeria - 1.3%
Dangote Cement PLC	623,637	844,964
Guaranty Trust Bank PLC GDR (Reg. S)	89,533	805,797
Nigerian Breweries PLC	620,408	666,413
TOTAL NIGERIA		2,317,174
Philippines - 3.3%
Alliance Global Group, Inc.	1,853,200	1,071,929
DMCI Holdings, Inc.	223,140	391,922
GT Capital Holdings, Inc.	44,020	1,038,069
Metropolitan Bank & Trust Co.	356,755	688,906
Robinsons Retail Holdings, Inc.	460,690	648,758
SM Investments Corp.	53,595	958,033
SM Prime Holdings, Inc.	2,713,900	1,055,372
TOTAL PHILIPPINES		5,852,989
Russia - 2.1%
Magnit OJSC GDR (Reg. S)	23,800	1,374,688
Norilsk Nickel OJSC ADR	61,500	1,146,975
NOVATEK OAO GDR (Reg. S)	11,514	1,199,759
TOTAL RUSSIA		3,721,422
South Africa - 9.3%
Alexander Forbes Group Holding (a)	870,711	632,809
Aspen Pharmacare Holdings Ltd.	43,484	1,296,879
Bidvest Group Ltd.	46,603	1,180,487
Clicks Group Ltd.	117,137	695,591
Coronation Fund Managers Ltd.	83,800	717,845
FirstRand Ltd.	306,700	1,169,417
Imperial Holdings Ltd.	44	678
Life Healthcare Group Holdings Ltd.	221,172	873,103
Mr Price Group Ltd.	51,613	971,305
MTN Group Ltd.	109,900	2,321,364
Nampak Ltd.	252,257	919,575
Common Stocks - continued
	Shares	Value
South Africa - continued
Naspers Ltd. Class N	24,268	$ 2,677,863
Remgro Ltd.	50,700	1,024,627
Sanlam Ltd.	184,600	1,068,390
Shoprite Holdings Ltd.	73,927	917,113
TOTAL SOUTH AFRICA		16,467,046
Spain - 0.4%
Amadeus IT Holding SA Class A	20,500	766,937
Sweden - 0.3%
Atlas Copco AB (A Shares)	20,400	585,200
Switzerland - 1.3%
Compagnie Financiere Richemont SA Series A	10,389	852,601
Nestle SA	9,336	686,112
SGS SA (Reg.)	350	726,249
TOTAL SWITZERLAND		2,264,962
Taiwan - 4.6%
Addcn Technology Co. Ltd.	12,000	126,627
Delta Electronics, Inc.	224,000	1,413,807
Giant Manufacturing Co. Ltd.	81,000	631,065
Merida Industry Co. Ltd.	119,050	829,671
Taiwan Semiconductor Manufacturing Co. Ltd.	1,263,000	5,028,083
TOTAL TAIWAN		8,029,253
Thailand - 2.2%
Airports of Thailand PCL (For. Reg.)	137,100	1,010,700
Bangkok Dusit Medical Services PCL (For. Reg.)	1,402,200	800,145
Bumrungrad Hospital PCL (For. Reg.)	149,900	610,327
Kasikornbank PCL (For. Reg.)	199,900	1,442,832
TOTAL THAILAND		3,864,004
Turkey - 2.3%
Coca-Cola Icecek Sanayi A/S	40,115	866,070
Enka Insaat ve Sanayi A/S	324,159	740,430
TAV Havalimanlari Holding A/S	120,000	964,618
Tofas Turk Otomobil Fabrikasi A/S	111,786	628,522
Tupras Turkiye Petrol Rafinelleri A/S	40,000	803,848
TOTAL TURKEY		4,003,488
United Arab Emirates - 1.1%
DP World Ltd.	39,614	821,991
Emaar Malls Group PJSC (a)	115,313	91,046
First Gulf Bank PJSC	189,183	965,758
TOTAL UNITED ARAB EMIRATES		1,878,795
United Kingdom - 3.2%
Al Noor Hospitals Group PLC	51,200	844,969
Bank of Georgia Holdings PLC	14,200	565,840
British American Tobacco PLC (United Kingdom)	11,400	642,397
Burberry Group PLC	33,932	831,184

	Shares	Value
Diageo PLC	24,118	$ 695,615
Intertek Group PLC	16,542	702,875
Prudential PLC	30,248	672,454
Rolls-Royce Group PLC	45,454	710,718
TOTAL UNITED KINGDOM		5,666,052
United States of America - 3.7%
A.O. Smith Corp.	12,800	605,184
Colgate-Palmolive Co.	11,700	763,074
Google, Inc. Class C (a)	1,300	750,568
Kansas City Southern	6,444	781,013
Las Vegas Sands Corp.	13,300	827,393
MasterCard, Inc. Class A	9,800	724,416
Mead Johnson Nutrition Co. Class A	7,542	725,691
Tiffany & Co., Inc.	6,600	635,646
Visa, Inc. Class A	3,300	704,121
TOTAL UNITED STATES OF AMERICA		6,517,106
TOTAL COMMON STOCKS (Cost $150,058,117)		166,590,701
Nonconvertible Preferred Stocks - 3.9%

Brazil - 3.0%
Ambev SA sponsored ADR	326,190	2,136,545
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	21,600	941,976
Itau Unibanco Holding SA sponsored ADR	165,138	2,292,115
TOTAL BRAZIL		5,370,636
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	1,232,070	845,719
Germany - 0.4%
Henkel AG & Co. KGaA	6,900	689,011
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,492,168)		6,905,366
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	3,923,413	$ 3,923,413
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,184,719	2,184,719
TOTAL MONEY MARKET FUNDS (Cost $6,108,132)		6,108,132
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $163,658,417)		179,604,199
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(2,682,717)
NET ASSETS - 100%		$ 176,921,482
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $922,008 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,754
Fidelity Securities Lending Cash Central Fund	11,147
Total	$ 12,901
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,224,422	$ 31,528,937	$ 2,695,485	$ -
Consumer Staples	18,071,271	16,047,147	2,024,124	-
Energy	3,127,542	3,127,542	-	-
Financials	37,348,192	33,954,077	3,394,115	-
Health Care	8,852,607	7,966,704	885,903	-
Industrials	25,489,660	25,489,660	-	-
Information Technology	34,561,230	25,470,511	9,090,719	-
Materials	6,127,874	5,442,060	685,814	-
Telecommunication Services	3,813,434	3,813,434	-	-
Utilities	1,879,835	1,879,835	-	-
Money Market Funds	6,108,132	6,108,132	-	-
Total Investments in Securities:	$ 179,604,199	$ 160,828,039	$ 18,776,160	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,808,922
Level 2 to Level 1	$ 17,790,323
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $164,124,370. Net unrealized appreciation aggregated $15,479,829, of which $22,646,132 related to appreciated investment securities and $7,166,303 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2014

1.808784.110

VIPGR-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.1%
Johnson Controls, Inc.	3,118	$ 137,192
Automobiles - 0.2%
Tesla Motors, Inc. (a)	1,700	412,556
Diversified Consumer Services - 1.1%
H&R Block, Inc.	60,867	1,887,486
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	9,300	750,510
Chipotle Mexican Grill, Inc. (a)	1,600	1,066,544
Las Vegas Sands Corp.	4,440	276,212
McDonald's Corp.	1,900	180,139
Starbucks Corp.	20,332	1,534,253
		3,807,658
Household Durables - 0.4%
Whirlpool Corp.	4,300	626,295
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	6,093	1,964,627
Ctrip.com International Ltd. sponsored ADR (a)	7,096	402,769
HomeAway, Inc. (a)	13,300	472,150
Netflix, Inc. (a)	400	180,472
priceline.com, Inc. (a)	1,100	1,274,438
zulily, Inc. Class A (d)	9,200	348,588
		4,643,044
Media - 4.2%
Comcast Corp. Class A	57,139	3,072,935
The Walt Disney Co.	18,400	1,638,152
Time Warner Cable, Inc.	4,900	703,101
Twenty-First Century Fox, Inc. Class A	51,072	1,751,259
		7,165,447
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	2,200	169,928
Target Corp.	4,300	269,524
		439,452
Specialty Retail - 5.1%
GNC Holdings, Inc.	40,500	1,568,970
Home Depot, Inc.	41,610	3,817,301
Restoration Hardware Holdings, Inc. (a)	15,200	1,209,160
Tiffany & Co., Inc.	10,700	1,030,517
TJX Companies, Inc.	16,600	982,222
Vitamin Shoppe, Inc. (a)	1,220	54,156
		8,662,326
Textiles, Apparel & Luxury Goods - 2.0%
Michael Kors Holdings Ltd. (a)	7,408	528,857
NIKE, Inc. Class B	7,209	643,043
Ralph Lauren Corp.	5,400	889,542

	Shares	Value
Under Armour, Inc. Class A (sub. vtg.) (a)	5,400	$ 373,140
VF Corp.	14,468	955,322
		3,389,904
TOTAL CONSUMER DISCRETIONARY		31,171,360
CONSUMER STAPLES - 9.6%
Beverages - 3.9%
Diageo PLC	14,768	425,941
Molson Coors Brewing Co. Class B	5,800	431,752
Monster Beverage Corp. (a)	26,265	2,407,713
The Coca-Cola Co.	78,969	3,368,818
		6,634,224
Food & Staples Retailing - 1.2%
CVS Health Corp.	6,711	534,128
Kroger Co.	13,132	682,864
Walgreen Co.	13,900	823,853
		2,040,845
Food Products - 3.0%
Associated British Foods PLC	4,200	182,409
Bunge Ltd.	14,298	1,204,321
Keurig Green Mountain, Inc.	8,502	1,106,365
Mead Johnson Nutrition Co. Class A	22,845	2,198,146
WhiteWave Foods Co. (a)	11,681	424,371
		5,115,612
Tobacco - 1.5%
Lorillard, Inc.	32,080	1,921,913
Reynolds American, Inc.	12,000	708,000
		2,629,913
TOTAL CONSUMER STAPLES		16,420,594
ENERGY - 5.0%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	3,600	273,960
Oceaneering International, Inc.	23,400	1,524,978
Schlumberger Ltd.	14,456	1,470,031
		3,268,969
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	4,700	476,768
Cabot Oil & Gas Corp.	48,682	1,591,415
EOG Resources, Inc.	6,500	643,630
EQT Midstream Partners LP	4,400	394,284
Golar LNG Ltd.	9,700	644,080
Kinder Morgan Holding Co. LLC (d)	23,500	900,990
Noble Energy, Inc.	9,604	656,529
		5,307,696
TOTAL ENERGY		8,576,665
Common Stocks - continued
	Shares	Value
FINANCIALS - 5.4%
Banks - 1.7%
Bank of America Corp.	42,056	$ 717,055
JPMorgan Chase & Co.	35,400	2,132,496
		2,849,551
Capital Markets - 1.7%
Ameriprise Financial, Inc.	5,700	703,266
Artisan Partners Asset Management, Inc.	10,400	541,320
BlackRock, Inc. Class A	4,400	1,444,608
The Blackstone Group LP	6,400	201,472
		2,890,666
Consumer Finance - 1.1%
American Express Co.	10,200	892,908
Capital One Financial Corp.	12,700	1,036,574
		1,929,482
Diversified Financial Services - 0.7%
Moody's Corp.	12,700	1,200,150
Real Estate Investment Trusts - 0.2%
American Tower Corp.	3,400	318,342
TOTAL FINANCIALS		9,188,191
HEALTH CARE - 17.4%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	6,452	1,069,871
Amgen, Inc.	9,559	1,342,657
Biogen Idec, Inc. (a)	6,100	2,017,941
BioMarin Pharmaceutical, Inc. (a)	4,000	288,640
Cubist Pharmaceuticals, Inc.	21,881	1,451,586
Gilead Sciences, Inc. (a)	27,086	2,883,305
Intercept Pharmaceuticals, Inc. (a)	2,200	520,718
Vertex Pharmaceuticals, Inc. (a)	5,000	561,550
		10,136,268
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	140,629	1,660,828
Covidien PLC	14,500	1,254,395
Novadaq Technologies, Inc. (a)	13,700	173,853
		3,089,076
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	11,400	854,088
Community Health Systems, Inc. (a)	8,000	438,320
DaVita HealthCare Partners, Inc. (a)	12,534	916,737
McKesson Corp.	5,385	1,048,298
		3,257,443
Health Care Technology - 0.2%
athenahealth, Inc. (a)	3,000	395,070
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	17,000	968,660
Illumina, Inc. (a)	4,233	693,873
		1,662,533

	Shares	Value
Pharmaceuticals - 6.6%
AbbVie, Inc.	68,165	$ 3,937,210
Actavis PLC (a)	12,161	2,934,206
Allergan, Inc.	3,500	623,665
Bristol-Myers Squibb Co.	5,841	298,942
Jazz Pharmaceuticals PLC (a)	10,800	1,734,048
Johnson & Johnson	1,800	191,862
Salix Pharmaceuticals Ltd. (a)	2,845	444,503
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,700	1,058,875
		11,223,311
TOTAL HEALTH CARE		29,763,701
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.0%
The Boeing Co.	13,898	1,770,327
Air Freight & Logistics - 2.4%
Echo Global Logistics, Inc. (a)	14,400	339,120
Hub Group, Inc. Class A (a)	47,600	1,929,228
United Parcel Service, Inc. Class B	18,152	1,784,160
		4,052,508
Airlines - 0.5%
American Airlines Group, Inc.	23,960	850,101
Building Products - 0.4%
A.O. Smith Corp.	14,096	666,459
Construction & Engineering - 0.7%
URS Corp.	20,700	1,192,527
Industrial Conglomerates - 0.6%
Danaher Corp.	14,600	1,109,308
Machinery - 1.4%
Cummins, Inc.	7,952	1,049,505
Deere & Co.	5,800	475,542
Manitowoc Co., Inc.	34,814	816,388
		2,341,435
Professional Services - 0.1%
Towers Watson & Co.	2,033	202,284
Road & Rail - 2.6%
CSX Corp.	40,445	1,296,667
J.B. Hunt Transport Services, Inc.	35,910	2,659,136
Swift Transporation Co. (a)	9,600	201,408
Union Pacific Corp.	3,206	347,595
		4,504,806
TOTAL INDUSTRIALS		16,689,755
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 1.3%
QUALCOMM, Inc.	28,917	2,162,124
Internet Software & Services - 10.9%
Alibaba Group Holding Ltd. sponsored ADR	14,400	1,279,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Baidu.com, Inc. sponsored ADR (a)	7,200	$ 1,571,256
Cornerstone OnDemand, Inc. (a)	6,700	230,547
eBay, Inc. (a)	8,000	453,040
Facebook, Inc. Class A (a)	50,764	4,012,387
Google, Inc.:
Class A (a)	7,378	4,341,289
Class C (a)	7,538	4,352,140
GrubHub, Inc. (d)	5,100	174,624
LinkedIn Corp. (a)	2,900	602,591
NAVER Corp.	920	703,768
Twitter, Inc.	18,700	964,546
		18,685,628
IT Services - 2.2%
Alliance Data Systems Corp. (a)	2,100	521,367
Amdocs Ltd.	3,705	169,985
Fidelity National Information Services, Inc.	12,600	709,380
MasterCard, Inc. Class A	5,500	406,560
Visa, Inc. Class A	9,100	1,941,667
		3,748,959
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	39,200	1,584,464
Cree, Inc. (a)	3,234	132,432
First Solar, Inc. (a)	4,100	269,821
Intersil Corp. Class A	50,000	710,500
NXP Semiconductors NV (a)	10,100	691,143
		3,388,360
Software - 5.7%
Adobe Systems, Inc. (a)	14,100	975,579
Microsoft Corp.	47,049	2,181,192
Oracle Corp.	69,270	2,651,656
Red Hat, Inc. (a)	9,500	533,425
salesforce.com, Inc. (a)	36,870	2,121,131
Tableau Software, Inc. (a)	17,500	1,271,375
		9,734,358
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	101,229	10,198,817
EMC Corp.	4,800	140,448
		10,339,265
TOTAL INFORMATION TECHNOLOGY		48,058,694
MATERIALS - 4.1%
Chemicals - 2.9%
E.I. du Pont de Nemours & Co.	9,500	681,720
Methanex Corp.	31,270	2,087,366

	Shares	Value
Monsanto Co.	13,329	$ 1,499,646
Potash Corp. of Saskatchewan, Inc.	19,700	682,143
		4,950,875
Metals & Mining - 0.8%
Constellium NV (a)	34,705	854,090
United States Steel Corp.	11,400	446,538
		1,300,628
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	23,444	706,602
TOTAL MATERIALS		6,958,105
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	56,352	2,817,036
Wireless Telecommunication Services - 0.7%
Drillisch AG	33,100	1,116,246
TOTAL TELECOMMUNICATION SERVICES		3,933,282
TOTAL COMMON STOCKS (Cost $139,033,582)		170,760,347
Convertible Preferred Stocks - 0.3%

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (e) (Cost $529,988)	8,541	529,988
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.12% (b)	678,588	678,588
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,368,375	1,368,375
TOTAL MONEY MARKET FUNDS (Cost $2,046,963)		2,046,963
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $141,610,533)		173,337,298
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(2,166,359)
NET ASSETS - 100%		$ 171,170,939
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $529,988 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Uber Technologies, Inc. 8.00%	6/6/14	$ 529,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 823
Fidelity Securities Lending Cash Central Fund	3,577
Total	$ 4,400
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,171,360	$ 31,171,360	$ -	$ -
Consumer Staples	16,420,594	15,994,653	425,941	-
Energy	8,576,665	8,576,665	-	-
Financials	9,188,191	9,188,191	-	-
Health Care	29,763,701	29,763,701	-	-
Industrials	16,689,755	16,689,755	-	-
Information Technology	48,588,682	48,058,694	-	529,988
Materials	6,958,105	6,958,105	-	-
Telecommunication Services	3,933,282	3,933,282	-	-
Money Market Funds	2,046,963	2,046,963	-	-
Total Investments in Securities:	$ 173,337,298	$ 172,381,369	$ 425,941	$ 529,988
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $142,173,934. Net unrealized appreciation aggregated $31,163,364, of which $33,613,472 related to appreciated investment securities and $2,450,108 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

September 30, 2014

1.808790.110

VIPIDX-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
BorgWarner, Inc.	51,324	$ 2,700,156
Delphi Automotive PLC	67,327	4,129,838
Johnson Controls, Inc.	149,649	6,584,556
The Goodyear Tire & Rubber Co.	61,862	1,397,153
		14,811,703
Automobiles - 0.6%
Ford Motor Co.	871,482	12,889,219
General Motors Co.	302,878	9,673,923
Harley-Davidson, Inc.	48,864	2,843,885
		25,407,027
Distributors - 0.1%
Genuine Parts Co.	34,399	3,017,136
Diversified Consumer Services - 0.0%
H&R Block, Inc.	61,812	1,916,790
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	101,203	4,065,325
Chipotle Mexican Grill, Inc. (a)	6,969	4,645,466
Darden Restaurants, Inc.	29,731	1,529,957
Marriott International, Inc. Class A	48,968	3,422,863
McDonald's Corp.	220,638	20,918,689
Starbucks Corp.	168,793	12,737,120
Starwood Hotels & Resorts Worldwide, Inc.	42,810	3,562,220
Wyndham Worldwide Corp.	28,124	2,285,356
Wynn Resorts Ltd.	18,218	3,408,223
Yum! Brands, Inc.	98,788	7,110,760
		63,685,979
Household Durables - 0.4%
D.R. Horton, Inc.	74,526	1,529,274
Garmin Ltd. (d)	27,267	1,417,611
Harman International Industries, Inc.	15,303	1,500,306
Leggett & Platt, Inc.	30,842	1,077,003
Lennar Corp. Class A (d)	39,964	1,551,802
Mohawk Industries, Inc. (a)	13,911	1,875,481
Newell Rubbermaid, Inc.	61,522	2,116,972
PulteGroup, Inc.	76,027	1,342,637
Whirlpool Corp.	17,525	2,552,516
		14,963,602
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	85,131	27,449,640
Expedia, Inc.	22,292	1,953,225
Netflix, Inc. (a)	13,502	6,091,832
priceline.com, Inc. (a)	11,781	13,649,231
TripAdvisor, Inc. (a)(d)	25,025	2,287,786
		51,431,714
Leisure Products - 0.1%
Hasbro, Inc.	25,781	1,417,826
Mattel, Inc.	75,914	2,326,764
		3,744,590

	Shares	Value
Media - 3.4%
Cablevision Systems Corp. - NY Group Class A (d)	48,738	$ 853,402
CBS Corp. Class B	108,905	5,826,418
Comcast Corp. Class A	581,542	31,275,329
DIRECTV (a)	112,849	9,763,695
Discovery Communications, Inc.:
Class A (a)	33,246	1,256,699
Class C (non-vtg.) (a)	61,401	2,289,029
Gannett Co., Inc.	50,702	1,504,328
Interpublic Group of Companies, Inc.	94,687	1,734,666
News Corp. Class A (a)	111,893	1,829,451
Omnicom Group, Inc.	56,434	3,886,045
Scripps Networks Interactive, Inc. Class A	23,299	1,819,419
The Walt Disney Co.	354,848	31,592,117
Time Warner Cable, Inc.	62,604	8,983,048
Time Warner, Inc.	192,080	14,446,337
Twenty-First Century Fox, Inc. Class A	423,207	14,511,768
Viacom, Inc. Class B (non-vtg.)	85,549	6,582,140
		138,153,891
Multiline Retail - 0.7%
Dollar General Corp. (a)	68,173	4,166,052
Dollar Tree, Inc. (a)	46,204	2,590,658
Family Dollar Stores, Inc.	21,508	1,661,278
Kohl's Corp.	45,989	2,806,709
Macy's, Inc.	79,347	4,616,408
Nordstrom, Inc.	32,027	2,189,686
Target Corp.	142,395	8,925,319
		26,956,110
Specialty Retail - 2.1%
AutoNation, Inc. (a)	17,579	884,399
AutoZone, Inc. (a)	7,325	3,733,260
Bed Bath & Beyond, Inc. (a)(d)	45,379	2,987,300
Best Buy Co., Inc.	65,203	2,190,169
CarMax, Inc. (a)(d)	49,261	2,288,173
GameStop Corp. Class A (d)	25,316	1,043,019
Gap, Inc.	61,560	2,566,436
Home Depot, Inc.	302,426	27,744,561
L Brands, Inc.	55,180	3,695,956
Lowe's Companies, Inc.	221,802	11,737,762
O'Reilly Automotive, Inc. (a)	23,316	3,505,794
PetSmart, Inc.	22,320	1,564,409
Ross Stores, Inc.	47,149	3,563,521
Staples, Inc.	144,751	1,751,487
Tiffany & Co., Inc.	25,276	2,434,332
TJX Companies, Inc.	155,703	9,212,947
Tractor Supply Co.	30,936	1,902,873
Urban Outfitters, Inc. (a)(d)	22,941	841,935
		83,648,333
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	61,709	2,197,457
Fossil Group, Inc. (a)	10,462	982,382
Michael Kors Holdings Ltd. (a)	46,120	3,292,507
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	158,035	$ 14,096,722
PVH Corp.	18,514	2,242,971
Ralph Lauren Corp.	13,635	2,246,094
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	37,380	2,582,958
VF Corp.	77,494	5,116,929
		32,758,020
TOTAL CONSUMER DISCRETIONARY		460,494,895
CONSUMER STAPLES - 9.3%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	35,499	3,202,720
Coca-Cola Enterprises, Inc.	50,758	2,251,625
Constellation Brands, Inc. Class A (sub. vtg.) (a)	37,652	3,281,748
Dr. Pepper Snapple Group, Inc.	43,844	2,819,608
Molson Coors Brewing Co. Class B	35,768	2,662,570
Monster Beverage Corp. (a)	32,305	2,961,399
PepsiCo, Inc.	338,573	31,517,761
The Coca-Cola Co.	886,958	37,837,628
		86,535,059
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	98,484	12,342,015
CVS Health Corp.	260,229	20,711,626
Kroger Co.	109,859	5,712,668
Safeway, Inc.	51,770	1,775,711
Sysco Corp.	131,845	5,003,518
Wal-Mart Stores, Inc.	354,805	27,131,938
Walgreen Co.	197,742	11,720,168
Whole Foods Market, Inc.	81,171	3,093,427
		87,491,071
Food Products - 1.6%
Archer Daniels Midland Co.	145,047	7,411,902
Campbell Soup Co.	40,205	1,717,960
ConAgra Foods, Inc.	94,934	3,136,619
General Mills, Inc.	137,629	6,943,383
Hormel Foods Corp.	30,191	1,551,515
Kellogg Co.	57,452	3,539,043
Keurig Green Mountain, Inc.	27,372	3,561,918
Kraft Foods Group, Inc.	133,464	7,527,370
McCormick & Co., Inc. (non-vtg.)	29,169	1,951,406
Mead Johnson Nutrition Co. Class A	45,426	4,370,890
Mondelez International, Inc.	378,816	12,980,130
The Hershey Co.	33,527	3,199,482
The J.M. Smucker Co.	22,878	2,264,693
Tyson Foods, Inc. Class A	65,813	2,591,058
		62,747,369
Household Products - 1.9%
Clorox Co. (d)	28,951	2,780,454

	Shares	Value
Colgate-Palmolive Co.	192,906	$ 12,581,329
Kimberly-Clark Corp.	84,020	9,038,031
Procter & Gamble Co.	608,404	50,947,751
		75,347,565
Personal Products - 0.1%
Avon Products, Inc.	97,659	1,230,503
Estee Lauder Companies, Inc. Class A	50,551	3,777,171
		5,007,674
Tobacco - 1.4%
Altria Group, Inc.	445,677	20,474,401
Lorillard, Inc.	80,895	4,846,419
Philip Morris International, Inc.	351,008	29,274,067
Reynolds American, Inc.	69,240	4,085,160
		58,680,047
TOTAL CONSUMER STAPLES		375,808,785
ENERGY - 9.5%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	97,753	6,359,810
Cameron International Corp. (a)	45,591	3,026,331
Diamond Offshore Drilling, Inc. (d)	15,100	517,477
Ensco PLC Class A (d)	52,515	2,169,395
FMC Technologies, Inc. (a)	52,772	2,866,047
Halliburton Co.	191,112	12,328,635
Helmerich & Payne, Inc.	24,318	2,380,003
Nabors Industries Ltd.	65,021	1,479,878
National Oilwell Varco, Inc.	96,674	7,356,891
Noble Corp.	57,132	1,269,473
Schlumberger Ltd.	291,307	29,623,009
Transocean Ltd. (United States) (d)	76,499	2,445,673
		71,822,622
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	113,689	11,532,612
Apache Corp.	85,941	8,067,282
Cabot Oil & Gas Corp.	93,765	3,065,178
Chesapeake Energy Corp.	116,687	2,682,634
Chevron Corp.	426,686	50,912,174
Cimarex Energy Co.	19,554	2,474,168
ConocoPhillips Co.	276,282	21,141,099
CONSOL Energy, Inc.	51,718	1,958,043
Denbury Resources, Inc.	79,159	1,189,760
Devon Energy Corp.	86,409	5,891,366
EOG Resources, Inc.	123,012	12,180,648
EQT Corp.	34,042	3,116,205
Exxon Mobil Corp.	958,268	90,125,105
Hess Corp.	58,773	5,543,469
Kinder Morgan Holding Co. LLC (d)	147,820	5,667,419
Marathon Oil Corp.	151,555	5,696,952
Marathon Petroleum Corp.	63,663	5,390,346
Murphy Oil Corp.	37,506	2,134,466
Newfield Exploration Co. (a)	30,706	1,138,271
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	80,946	$ 5,533,469
Occidental Petroleum Corp.	175,181	16,843,653
ONEOK, Inc.	46,738	3,063,676
Phillips 66 Co.	125,581	10,210,991
Pioneer Natural Resources Co.	32,154	6,333,373
QEP Resources, Inc.	37,229	1,145,909
Range Resources Corp.	37,906	2,570,406
Southwestern Energy Co. (a)	79,352	2,773,352
Spectra Energy Corp.	150,749	5,918,406
Tesoro Corp.	28,815	1,757,139
The Williams Companies, Inc.	151,128	8,364,935
Valero Energy Corp.	118,632	5,489,103
		309,911,609
TOTAL ENERGY		381,734,231
FINANCIALS - 16.0%
Banks - 5.9%
Bank of America Corp.	2,362,894	40,287,343
BB&T Corp.	161,689	6,016,448
Citigroup, Inc.	681,234	35,301,546
Comerica, Inc.	40,631	2,025,862
Fifth Third Bancorp	187,451	3,752,769
Huntington Bancshares, Inc.	183,579	1,786,224
JPMorgan Chase & Co.	845,153	50,912,017
KeyCorp	197,020	2,626,277
M&T Bank Corp. (d)	29,653	3,655,918
PNC Financial Services Group, Inc.	121,464	10,394,889
Regions Financial Corp.	309,748	3,109,870
SunTrust Banks, Inc.	119,300	4,536,979
U.S. Bancorp	404,890	16,936,549
Wells Fargo & Co.	1,067,444	55,368,320
Zions Bancorporation	45,565	1,324,119
		238,035,130
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	12,483	2,501,094
Ameriprise Financial, Inc.	42,064	5,189,856
Bank of New York Mellon Corp.	254,267	9,847,761
BlackRock, Inc. Class A	28,346	9,306,559
Charles Schwab Corp.	257,718	7,574,332
E*TRADE Financial Corp. (a)	64,874	1,465,504
Franklin Resources, Inc.	88,516	4,833,859
Goldman Sachs Group, Inc.	92,068	16,900,923
Invesco Ltd.	97,222	3,838,325
Legg Mason, Inc.	22,901	1,171,615
Morgan Stanley	344,106	11,895,744
Northern Trust Corp.	49,759	3,385,105
State Street Corp.	95,164	7,005,022
T. Rowe Price Group, Inc.	59,108	4,634,067
		89,549,766

	Shares	Value
Consumer Finance - 0.9%
American Express Co.	202,239	$ 17,704,002
Capital One Financial Corp.	126,127	10,294,486
Discover Financial Services	103,789	6,682,974
Navient Corp.	94,247	1,669,114
		36,350,576
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	409,630	56,586,288
CME Group, Inc.	70,973	5,674,646
IntercontinentalExchange Group, Inc.	25,490	4,971,825
Leucadia National Corp.	71,215	1,697,766
McGraw Hill Financial, Inc.	60,871	5,140,556
Moody's Corp.	41,761	3,946,415
The NASDAQ OMX Group, Inc.	26,540	1,125,827
		79,143,323
Insurance - 2.7%
ACE Ltd.	75,431	7,910,449
AFLAC, Inc.	101,799	5,929,792
Allstate Corp.	97,384	5,976,456
American International Group, Inc.	320,618	17,319,784
Aon PLC	65,264	5,721,695
Assurant, Inc.	16,039	1,031,308
Cincinnati Financial Corp.	33,095	1,557,120
Genworth Financial, Inc. Class A (a)	111,585	1,461,764
Hartford Financial Services Group, Inc.	100,618	3,748,021
Lincoln National Corp.	58,663	3,143,164
Loews Corp.	68,507	2,854,002
Marsh & McLennan Companies, Inc.	122,307	6,401,548
MetLife, Inc.	252,724	13,576,333
Principal Financial Group, Inc.	61,417	3,222,550
Progressive Corp.	120,941	3,057,388
Prudential Financial, Inc.	103,361	9,089,566
The Chubb Corp.	54,036	4,921,599
The Travelers Companies, Inc.	76,183	7,156,631
Torchmark Corp.	29,343	1,536,693
Unum Group	57,253	1,968,358
XL Group PLC Class A	59,657	1,978,823
		109,563,044
Real Estate Investment Trusts - 2.1%
American Tower Corp.	89,013	8,334,287
Apartment Investment & Management Co. Class A	32,828	1,044,587
AvalonBay Communities, Inc.	29,477	4,155,373
Boston Properties, Inc.	34,401	3,982,260
Crown Castle International Corp.	75,018	6,041,200
Equity Residential (SBI)	81,283	5,005,407
Essex Property Trust, Inc.	14,265	2,549,869
General Growth Properties, Inc.	141,001	3,320,574
HCP, Inc.	103,096	4,093,942
Health Care REIT, Inc.	72,812	4,541,284
Host Hotels & Resorts, Inc.	170,083	3,627,870
Kimco Realty Corp.	92,355	2,023,498
Plum Creek Timber Co., Inc.	39,800	1,552,598
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.	112,347	$ 4,235,482
Public Storage	32,585	5,403,896
Simon Property Group, Inc.	69,828	11,481,120
The Macerich Co.	31,613	2,017,858
Ventas, Inc.	66,137	4,097,187
Vornado Realty Trust	39,216	3,920,031
Weyerhaeuser Co.	118,709	3,782,069
		85,210,392
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	62,686	1,864,282
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	108,119	1,050,917
People's United Financial, Inc. (d)	69,725	1,008,921
		2,059,838
TOTAL FINANCIALS		641,776,351
HEALTH CARE - 13.6%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	44,449	7,370,533
Amgen, Inc.	170,682	23,973,994
Biogen Idec, Inc. (a)	53,061	17,553,109
Celgene Corp. (a)	179,648	17,027,037
Gilead Sciences, Inc. (a)	339,669	36,157,765
Regeneron Pharmaceuticals, Inc. (a)	16,578	5,976,701
Vertex Pharmaceuticals, Inc. (a)	53,497	6,008,248
		114,067,387
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	337,878	14,052,346
Baxter International, Inc.	121,713	8,735,342
Becton, Dickinson & Co.	43,105	4,905,780
Boston Scientific Corp. (a)	297,884	3,518,010
C.R. Bard, Inc.	16,771	2,393,389
CareFusion Corp. (a)	45,583	2,062,631
Covidien PLC	101,509	8,781,544
DENTSPLY International, Inc.	31,857	1,452,679
Edwards Lifesciences Corp. (a)	23,825	2,433,724
Intuitive Surgical, Inc. (a)	8,078	3,730,582
Medtronic, Inc.	220,095	13,634,885
St. Jude Medical, Inc.	63,970	3,846,516
Stryker Corp.	67,203	5,426,642
Varian Medical Systems, Inc. (a)(d)	23,189	1,857,903
Zimmer Holdings, Inc.	37,955	3,816,375
		80,648,348
Health Care Providers & Services - 2.1%
Aetna, Inc.	79,678	6,453,918
AmerisourceBergen Corp.	47,897	3,702,438
Cardinal Health, Inc.	75,646	5,667,398
Cigna Corp.	59,279	5,376,013
DaVita HealthCare Partners, Inc. (a)	38,605	2,823,570

	Shares	Value
Express Scripts Holding Co. (a)	167,501	$ 11,830,596
Humana, Inc.	34,661	4,515,982
Laboratory Corp. of America Holdings (a)(d)	19,077	1,941,085
McKesson Corp.	52,040	10,130,627
Patterson Companies, Inc.	19,444	805,565
Quest Diagnostics, Inc.	32,450	1,969,066
Tenet Healthcare Corp. (a)(d)	22,002	1,306,699
UnitedHealth Group, Inc.	218,322	18,830,273
Universal Health Services, Inc. Class B	20,499	2,142,146
WellPoint, Inc.	61,623	7,371,343
		84,866,719
Health Care Technology - 0.1%
Cerner Corp. (a)	68,204	4,062,912
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	74,940	4,270,081
PerkinElmer, Inc.	25,373	1,106,263
Thermo Fisher Scientific, Inc.	89,641	10,909,310
Waters Corp. (a)	18,867	1,870,097
		18,155,751
Pharmaceuticals - 6.1%
AbbVie, Inc.	357,652	20,657,980
Actavis PLC (a)	59,379	14,326,965
Allergan, Inc.	66,777	11,898,994
Bristol-Myers Squibb Co.	372,528	19,065,983
Eli Lilly & Co.	220,930	14,327,311
Hospira, Inc. (a)	37,914	1,972,665
Johnson & Johnson	633,713	67,547,469
Mallinckrodt PLC (a)	25,452	2,294,498
Merck & Co., Inc.	648,171	38,423,577
Mylan, Inc. (a)	84,048	3,823,344
Perrigo Co. PLC	30,069	4,516,063
Pfizer, Inc.	1,424,780	42,130,745
Zoetis, Inc. Class A	112,617	4,161,198
		245,146,792
TOTAL HEALTH CARE		546,947,909
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	71,364	9,069,651
Honeywell International, Inc.	175,836	16,373,848
L-3 Communications Holdings, Inc.	19,376	2,304,194
Lockheed Martin Corp.	60,619	11,079,941
Northrop Grumman Corp.	46,723	6,156,222
Precision Castparts Corp.	32,238	7,636,537
Raytheon Co.	69,818	7,094,905
Rockwell Collins, Inc.	30,356	2,382,946
Textron, Inc.	62,736	2,257,869
The Boeing Co.	150,586	19,181,645
United Technologies Corp.	191,167	20,187,235
		103,724,993
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	33,066	$ 2,192,937
Expeditors International of Washington, Inc.	43,840	1,779,027
FedEx Corp.	59,645	9,629,685
United Parcel Service, Inc. Class B	158,052	15,534,931
		29,136,580
Airlines - 0.3%
Delta Air Lines, Inc.	189,422	6,847,605
Southwest Airlines Co.	153,950	5,198,892
		12,046,497
Building Products - 0.1%
Allegion PLC	21,589	1,028,500
Masco Corp.	80,094	1,915,848
		2,944,348
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	39,099	1,386,451
Cintas Corp. (d)	21,709	1,532,438
Iron Mountain, Inc.	38,619	1,260,910
Pitney Bowes, Inc.	45,571	1,138,819
Republic Services, Inc.	56,746	2,214,229
Stericycle, Inc. (a)	19,057	2,221,284
Tyco International Ltd.	99,657	4,441,712
Waste Management, Inc.	97,464	4,632,464
		18,828,307
Construction & Engineering - 0.1%
Fluor Corp.	35,393	2,363,898
Jacobs Engineering Group, Inc. (a)	29,898	1,459,620
Quanta Services, Inc. (a)	48,713	1,767,795
		5,591,313
Electrical Equipment - 0.6%
AMETEK, Inc.	55,227	2,772,948
Eaton Corp. PLC	106,934	6,776,408
Emerson Electric Co.	156,820	9,813,796
Rockwell Automation, Inc.	30,980	3,404,082
		22,767,234
Industrial Conglomerates - 2.3%
3M Co.	145,597	20,628,183
Danaher Corp.	136,975	10,407,361
General Electric Co.	2,254,599	57,762,826
Roper Industries, Inc.	22,477	3,288,160
		92,086,530
Machinery - 1.5%
Caterpillar, Inc.	141,076	13,970,756
Cummins, Inc.	38,432	5,072,255
Deere & Co.	80,536	6,603,147
Dover Corp.	37,423	3,006,190
Flowserve Corp.	30,740	2,167,785
Illinois Tool Works, Inc.	81,968	6,919,739

	Shares	Value
Ingersoll-Rand PLC	60,109	$ 3,387,743
Joy Global, Inc. (d)	22,060	1,203,152
PACCAR, Inc.	79,716	4,533,848
Pall Corp.	23,999	2,008,716
Parker Hannifin Corp.	33,434	3,816,491
Pentair PLC	43,268	2,833,621
Snap-On, Inc.	13,058	1,581,063
Stanley Black & Decker, Inc.	35,115	3,117,861
Xylem, Inc.	41,048	1,456,794
		61,679,161
Professional Services - 0.2%
Dun & Bradstreet Corp.	8,172	959,965
Equifax, Inc.	27,363	2,045,111
Nielsen Holdings B.V.	68,361	3,030,443
Robert Half International, Inc.	30,893	1,513,757
		7,549,276
Road & Rail - 1.0%
CSX Corp.	224,602	7,200,740
Kansas City Southern	24,793	3,004,912
Norfolk Southern Corp.	69,547	7,761,445
Ryder System, Inc.	11,924	1,072,802
Union Pacific Corp.	201,650	21,862,893
		40,902,792
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	61,349	2,754,570
United Rentals, Inc. (a)	21,551	2,394,316
W.W. Grainger, Inc.	13,678	3,442,069
		8,590,955
TOTAL INDUSTRIALS		405,847,986
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,145,781	28,839,308
F5 Networks, Inc. (a)(d)	16,647	1,976,665
Harris Corp.	23,541	1,563,122
Juniper Networks, Inc.	90,229	1,998,572
Motorola Solutions, Inc.	49,607	3,139,131
QUALCOMM, Inc.	376,599	28,158,307
		65,675,105
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	35,239	3,518,967
Corning, Inc.	290,091	5,610,360
FLIR Systems, Inc.	31,846	998,054
Jabil Circuit, Inc.	44,901	905,653
TE Connectivity Ltd.	91,961	5,084,524
		16,117,558
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	40,033	2,393,973
eBay, Inc. (a)	253,797	14,372,524
Facebook, Inc. Class A (a)	438,170	34,632,957
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	63,836	$ 37,561,741
Class C (a)	63,831	36,853,466
VeriSign, Inc. (a)(d)	25,283	1,393,599
Yahoo!, Inc. (a)	207,842	8,469,562
		135,677,822
IT Services - 3.2%
Accenture PLC Class A	141,839	11,534,347
Alliance Data Systems Corp. (a)	12,477	3,097,665
Automatic Data Processing, Inc.	108,060	8,977,625
Cognizant Technology Solutions Corp. Class A (a)	136,599	6,115,537
Computer Sciences Corp.	32,596	1,993,245
Fidelity National Information Services, Inc.	64,133	3,610,688
Fiserv, Inc. (a)	55,999	3,619,495
IBM Corp.	208,466	39,573,101
MasterCard, Inc. Class A	221,165	16,348,517
Paychex, Inc.	73,429	3,245,562
Teradata Corp. (a)(d)	34,828	1,459,990
The Western Union Co.	119,038	1,909,370
Total System Services, Inc.	37,133	1,149,638
Visa, Inc. Class A	110,615	23,601,923
Xerox Corp.	243,565	3,222,365
		129,459,068
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	69,427	2,484,098
Analog Devices, Inc.	70,603	3,494,142
Applied Materials, Inc.	273,771	5,916,191
Avago Technologies Ltd.	56,560	4,920,720
Broadcom Corp. Class A	120,845	4,884,555
First Solar, Inc. (a)(d)	16,885	1,111,202
Intel Corp.	1,112,480	38,736,554
KLA-Tencor Corp.	37,158	2,927,307
Lam Research Corp.	36,418	2,720,425
Linear Technology Corp.	53,593	2,378,993
Microchip Technology, Inc. (d)	45,030	2,126,767
Micron Technology, Inc. (a)	240,612	8,243,367
NVIDIA Corp.	115,679	2,134,278
Texas Instruments, Inc.	239,878	11,439,782
Xilinx, Inc.	60,327	2,554,848
		96,073,229
Software - 3.8%
Adobe Systems, Inc. (a)	106,171	7,345,971
Autodesk, Inc. (a)	51,059	2,813,351
CA Technologies, Inc.	72,003	2,011,764
Citrix Systems, Inc. (a)(d)	36,956	2,636,441
Electronic Arts, Inc. (a)	70,244	2,501,389
Intuit, Inc.	63,789	5,591,106
Microsoft Corp.	1,851,478	85,834,520

	Shares	Value
Oracle Corp.	730,734	$ 27,972,498
Red Hat, Inc. (a)	42,490	2,385,814
salesforce.com, Inc. (a)	129,352	7,441,621
Symantec Corp.	155,147	3,647,506
		150,181,981
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	1,345,462	135,555,283
EMC Corp.	455,836	13,337,761
Hewlett-Packard Co.	419,348	14,874,274
NetApp, Inc.	71,736	3,081,779
SanDisk Corp.	50,384	4,935,113
Seagate Technology LLC	73,434	4,205,565
Western Digital Corp.	49,427	4,810,236
		180,800,011
TOTAL INFORMATION TECHNOLOGY		773,984,774
MATERIALS - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	43,078	5,607,894
Airgas, Inc.	15,072	1,667,717
CF Industries Holdings, Inc.	11,161	3,116,374
E.I. du Pont de Nemours & Co.	205,653	14,757,659
Eastman Chemical Co.	33,509	2,710,543
Ecolab, Inc.	60,594	6,958,009
FMC Corp.	29,921	1,711,182
International Flavors & Fragrances, Inc.	18,237	1,748,564
LyondellBasell Industries NV Class A	95,549	10,382,354
Monsanto Co.	117,875	13,262,116
PPG Industries, Inc.	30,971	6,093,235
Praxair, Inc.	65,619	8,464,851
Sherwin-Williams Co.	18,677	4,090,076
Sigma Aldrich Corp.	26,733	3,635,955
The Dow Chemical Co.	252,212	13,225,997
The Mosaic Co.	71,557	3,177,846
		100,610,372
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	13,834	1,783,756
Vulcan Materials Co.	29,415	1,771,665
		3,555,421
Containers & Packaging - 0.2%
Avery Dennison Corp.	21,061	940,374
Ball Corp.	31,107	1,968,140
Bemis Co., Inc.	22,443	853,283
MeadWestvaco Corp.	37,858	1,549,907
Owens-Illinois, Inc. (a)	37,040	964,892
Sealed Air Corp.	47,641	1,661,718
		7,938,314
Metals & Mining - 0.5%
Alcoa, Inc.	264,318	4,252,877
Allegheny Technologies, Inc.	24,429	906,316
Freeport-McMoRan, Inc.	233,472	7,622,861
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	112,070	$ 2,583,214
Nucor Corp.	71,643	3,888,782
		19,254,050
Paper & Forest Products - 0.1%
International Paper Co.	95,951	4,580,701
TOTAL MATERIALS		135,938,858
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	1,165,284	41,064,608
CenturyLink, Inc.	128,115	5,238,622
Frontier Communications Corp.	225,171	1,465,863
Verizon Communications, Inc.	931,426	46,561,986
Windstream Holdings, Inc.	135,420	1,459,828
		95,790,907
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	109,803	5,732,815
Duke Energy Corp.	158,923	11,882,673
Edison International	73,209	4,093,847
Entergy Corp.	40,358	3,120,884
Exelon Corp.	193,060	6,581,415
FirstEnergy Corp.	94,451	3,170,720
NextEra Energy, Inc.	98,049	9,204,840
Northeast Utilities	71,001	3,145,344
Pepco Holdings, Inc.	56,405	1,509,398
Pinnacle West Capital Corp.	24,809	1,355,564
PPL Corp.	149,285	4,902,519
Southern Co.	201,261	8,785,043
Xcel Energy, Inc.	113,556	3,452,102
		66,937,164
Gas Utilities - 0.0%
AGL Resources, Inc.	26,847	1,378,325
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	75,883	2,312,914
The AES Corp.	149,516	2,120,137
		4,433,051
Multi-Utilities - 1.1%
Ameren Corp.	54,520	2,089,752
CenterPoint Energy, Inc.	96,574	2,363,166
CMS Energy Corp.	61,785	1,832,543
Consolidated Edison, Inc.	65,811	3,728,851
Dominion Resources, Inc.	130,924	9,045,539
DTE Energy Co.	39,770	3,025,702
Integrys Energy Group, Inc.	17,968	1,164,686
NiSource, Inc.	70,851	2,903,474
PG&E Corp.	105,925	4,770,862
Public Service Enterprise Group, Inc.	113,681	4,233,480

	Shares	Value
SCANA Corp.	31,919	$ 1,583,502
Sempra Energy	51,937	5,473,121
TECO Energy, Inc. (d)	52,421	911,077
Wisconsin Energy Corp.	50,674	2,178,982
		45,304,737
TOTAL UTILITIES		118,053,277
TOTAL COMMON STOCKS (Cost $1,842,867,686)		3,936,377,973
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 12/11/14 to 6/25/15 (e) (Cost $3,998,873)	$ 4,000,000	3,999,236
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	70,945,019	70,945,019
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	52,092,486	52,092,486
TOTAL MONEY MARKET FUNDS (Cost $123,037,505)		123,037,505
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,969,904,064)		4,063,414,714
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(47,585,960)
NET ASSETS - 100%		$ 4,015,828,754
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
97 CME S&P 500 Index Contracts (United States)	Dec. 2014	$ 47,663,375	$ (385,750)
318 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	31,251,450	(268,388)
TOTAL EQUITY INDEX CONTRACTS		$ 78,914,825	$ (654,138)

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,734,329.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,562
Fidelity Securities Lending Cash Central Fund	144,281
Total	$ 186,843
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 460,494,895	$ 460,494,895	$ -	$ -
Consumer Staples	375,808,785	375,808,785	-	-
Energy	381,734,231	381,734,231	-	-
Financials	641,776,351	641,776,351	-	-
Health Care	546,947,909	546,947,909	-	-
Industrials	405,847,986	405,847,986	-	-
Information Technology	773,984,774	773,984,774	-	-
Materials	135,938,858	135,938,858	-	-
Telecommunication Services	95,790,907	95,790,907	-	-
Utilities	118,053,277	118,053,277	-	-
U.S. Government and Government Agency Obligations	3,999,236	-	3,999,236	-
Money Market Funds	123,037,505	123,037,505	-	-
Total Investments in Securities:	$ 4,063,414,714	$ 4,059,415,478	$ 3,999,236	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (654,138)	$ (654,138)	$ -	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,974,011,666. Net unrealized appreciation aggregated $2,089,403,048, of which $2,195,978,780 related to appreciated investment securities and $106,575,732 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2014

1.822576.109

VIPCAP-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 3.7%
Amcor Ltd.	49,476	$ 490,801
Carsales.com Ltd.	62,887	542,899
CSL Ltd.	11,495	746,480
DuluxGroup Ltd.	99,386	483,817
iProperty Group Ltd. (a)	12,551	30,440
Ramsay Health Care Ltd.	11,353	497,901
realestate.com.au Ltd.	14,225	539,039
SEEK Ltd.	34,786	493,706
Sydney Airport unit	124,316	464,768
Transurban Group unit	83,052	561,369
TOTAL AUSTRALIA		4,851,220
Bailiwick of Jersey - 1.0%
Experian PLC	35,501	566,028
WPP PLC	37,500	751,257
TOTAL BAILIWICK OF JERSEY		1,317,285
Belgium - 1.2%
Anheuser-Busch InBev SA NV	9,668	1,072,161
Arseus NV	9,700	470,216
TOTAL BELGIUM		1,542,377
Bermuda - 0.7%
Credicorp Ltd. (United States)	3,300	506,187
Invesco Ltd.	10,900	430,332
Vostok Nafta Investment Ltd. SDR (a)	1,130	7,172
TOTAL BERMUDA		943,691
Brazil - 2.8%
BB Seguridade Participacoes SA	40,900	538,037
CCR SA	69,100	473,700
Cielo SA	36,580	597,773
Kroton Educacional SA	92,600	581,836
Qualicorp SA (a)	48,200	476,929
Ultrapar Participacoes SA	22,900	484,710
Weg SA	37,400	436,531
TOTAL BRAZIL		3,589,516
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	18,800	528,468
Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	17,900	572,346
AutoCanada, Inc.	7,100	345,190
Canadian National Railway Co.	11,560	820,693
Canadian Pacific Railway Ltd.	3,200	664,115
CI Financial Corp.	14,900	449,282
Constellation Software, Inc.	1,950	490,116
Jean Coutu Group, Inc. Class A (sub. vtg.)	25,400	532,517
PrairieSky Royalty Ltd. (d)	13,300	418,612
Stantec, Inc.	7,100	464,564
TOTAL CANADA		4,757,435

	Shares	Value
Cayman Islands - 2.5%
Alibaba Group Holding Ltd. sponsored ADR	6,400	$ 568,640
Baidu.com, Inc. sponsored ADR (a)	2,200	480,106
Melco Crown Entertainment Ltd. sponsored ADR	24,100	633,589
Sands China Ltd.	111,600	582,085
Tencent Holdings Ltd.	65,650	976,967
TOTAL CAYMAN ISLANDS		3,241,387
Denmark - 0.9%
Novo Nordisk A/S Series B sponsored ADR	23,800	1,133,356
Egypt - 0.4%
Commercial International Bank SAE sponsored GDR	74,700	513,936
Finland - 0.8%
Kone Oyj (B Shares)	13,600	546,587
Sanitec Corp.	59,726	552,482
TOTAL FINLAND		1,099,069
France - 5.8%
Air Liquide SA	6,348	774,283
Bureau Veritas SA	25,216	557,199
Christian Dior SA	4,521	757,750
Dassault Systemes SA	6,548	420,635
Essilor International SA	6,072	666,764
Ingenico SA	5,499	561,753
L'Oreal SA	4,700	746,197
Pernod Ricard SA	5,300	600,065
Publicis Groupe SA (a)	9,471	650,393
Safran SA	10,360	672,317
Sodexo SA	6,230	609,675
Zodiac Aerospace	18,530	591,076
TOTAL FRANCE		7,608,107
Germany - 4.2%
Brenntag AG	11,600	570,085
Continental AG	3,600	685,003
CTS Eventim AG	16,742	473,036
Fresenius SE & Co. KGaA	12,300	608,915
Henkel AG & Co. KGaA	7,968	744,634
Linde AG	3,760	722,571
ProSiebenSat.1 Media AG	15,360	612,084
Symrise AG	9,400	500,671
Wirecard AG	15,700	580,123
TOTAL GERMANY		5,497,122
Hong Kong - 1.1%
AIA Group Ltd.	170,800	883,162
Galaxy Entertainment Group Ltd.	100,000	580,823
TOTAL HONG KONG		1,463,985
Common Stocks - continued
	Shares	Value
India - 5.6%
Amara Raja Batteries Ltd.	43,201	$ 417,398
Axis Bank Ltd. (a)	82,953	507,225
Exide Industries Ltd.	165,156	452,219
GlaxoSmithKline Consumer Healthcare Ltd.	5,340	485,958
Grasim Industries Ltd. sponsored GDR	8,317	476,730
HDFC Bank Ltd.	40,390	599,003
Housing Development Finance Corp. Ltd.	37,249	634,598
ITC Ltd. (a)	94,204	563,034
Larsen & Toubro Ltd. (a)	24,700	581,511
LIC Housing Finance Ltd.	101,506	533,423
Sun Pharmaceutical Industries Ltd.	33,983	470,325
Sun TV Ltd.	100,149	546,745
Tata Consultancy Services Ltd.	12,829	566,804
Titan Co. Ltd. (a)	76,939	513,958
TOTAL INDIA		7,348,931
Indonesia - 3.5%
PT ACE Hardware Indonesia Tbk	5,980,600	434,373
PT Astra International Tbk	1,026,700	594,028
PT Bank Central Asia Tbk	534,000	573,004
PT Bank Rakyat Indonesia Tbk	630,200	539,174
PT Global Mediacom Tbk	3,713,400	592,742
PT Indocement Tunggal Prakarsa Tbk	249,400	441,081
PT Media Nusantara Citra Tbk	2,105,200	552,000
PT Semen Gresik (Persero) Tbk	352,500	446,230
PT Surya Citra Media Tbk	1,257,500	394,743
TOTAL INDONESIA		4,567,375
Ireland - 1.6%
Actavis PLC (a)	2,233	538,778
Jazz Pharmaceuticals PLC (a)	2,900	465,624
Kerry Group PLC Class A	8,100	571,078
Perrigo Co. PLC	3,422	513,950
TOTAL IRELAND		2,089,430
Italy - 0.8%
Azimut Holding SpA	20,200	511,038
Pirelli & C. SpA	40,600	562,027
TOTAL ITALY		1,073,065
Japan - 6.6%
Astellas Pharma, Inc.	43,000	640,246
Daikin Industries Ltd.	8,400	520,658
Daito Trust Construction Co. Ltd.	4,000	472,487
Dentsu, Inc.	17,800	677,593
Fuji Heavy Industries Ltd.	19,600	648,002
Hoya Corp.	18,100	607,982
Japan Tobacco, Inc.	23,200	754,542
Kansai Paint Co. Ltd.	37,000	552,596
Keyence Corp.	1,367	594,101
Misumi Group, Inc.	18,200	549,277

	Shares	Value
Nippon Paint Holdings Co. Ltd.	21,000	$ 471,985
OBIC Co. Ltd.	14,400	514,684
OMRON Corp.	14,000	635,696
SK Kaken Co. Ltd.	5,000	408,024
SMC Corp.	2,010	554,388
TOTAL JAPAN		8,602,261
Kenya - 0.7%
Kenya Commercial Bank Ltd.	673,200	437,241
Safaricom Ltd.	3,143,400	454,086
TOTAL KENYA		891,327
Korea (South) - 0.9%
Coway Co. Ltd.	6,378	509,660
NAVER Corp.	875	669,345
TOTAL KOREA (SOUTH)		1,179,005
Luxembourg - 0.9%
Altice SA	10,600	561,373
Eurofins Scientific SA	2,200	569,636
TOTAL LUXEMBOURG		1,131,009
Mexico - 2.7%
Banregio Grupo Financiero S.A.B. de CV	79,358	441,623
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	6,100	561,505
Grupo Aeroportuario del Pacifico SA de CV Series B	70,900	478,755
Grupo Aeroportuario Norte S.A.B. de CV	93,100	409,195
Grupo Financiero Banorte S.A.B. de CV Series O	93,800	599,096
Grupo Televisa SA de CV (CPO) sponsored ADR	16,630	563,424
Megacable Holdings S.A.B. de CV unit	95,996	455,517
TOTAL MEXICO		3,509,115
Netherlands - 1.3%
Core Laboratories NV	3,100	453,685
IMCD Group BV	17,900	513,893
Reed Elsevier NV	29,996	680,819
TOTAL NETHERLANDS		1,648,397
Nigeria - 0.7%
Dangote Cement PLC	317,810	430,600
Guaranty Trust Bank PLC	2,626,023	476,803
TOTAL NIGERIA		907,403
Norway - 0.5%
Schibsted ASA (B Shares)	10,930	593,390
Philippines - 1.7%
Alliance Global Group, Inc.	1,112,900	643,724
GT Capital Holdings, Inc.	25,230	594,968
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	27,062	$ 483,745
SM Prime Holdings, Inc.	1,264,800	491,851
TOTAL PHILIPPINES		2,214,288
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	9,300	537,168
South Africa - 1.7%
Aspen Pharmacare Holdings Ltd.	16,100	480,171
Life Healthcare Group Holdings Ltd.	108,800	429,501
Mr Price Group Ltd.	24,000	451,656
Naspers Ltd. Class N	7,530	830,901
TOTAL SOUTH AFRICA		2,192,229
Spain - 0.9%
Amadeus IT Holding SA Class A	17,430	652,083
Grifols SA ADR	14,700	516,411
TOTAL SPAIN		1,168,494
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	12,460	643,375
Atlas Copco AB (A Shares)	21,300	611,017
Hexagon AB (B Shares)	17,600	558,537
HEXPOL AB (B Shares)	6,430	514,151
TOTAL SWEDEN		2,327,080
Switzerland - 4.4%
Compagnie Financiere Richemont SA Series A	11,430	938,033
Geberit AG (Reg.)	1,530	494,882
Givaudan SA	310	496,156
Nestle SA sponsored ADR	28,500	2,098,450
Partners Group Holding AG	2,230	587,457
SGS SA (Reg.)	270	560,249
Sika AG (Bearer)	170	589,756
TOTAL SWITZERLAND		5,764,983
Thailand - 0.8%
Airports of Thailand PCL (For. Reg.)	62,400	460,012
Kasikornbank PCL (For. Reg.)	74,900	540,611
TOTAL THAILAND		1,000,623
Turkey - 0.4%
TAV Havalimanlari Holding A/S	62,000	498,386
United Kingdom - 15.0%
Aberdeen Asset Management PLC	77,100	500,588
Al Noor Hospitals Group PLC	30,300	500,050
Ashtead Group PLC	33,200	561,365
Berendsen PLC	33,900	538,578
British American Tobacco PLC (United Kingdom)	21,300	1,200,268
Bunzl PLC	21,058	549,625
Burberry Group PLC	25,400	622,188
Capita Group PLC	27,400	517,043

	Shares	Value
Compass Group PLC	42,982	$ 694,364
Diageo PLC sponsored ADR	8,800	1,015,520
Diploma PLC	48,648	543,779
Elementis PLC	126,000	521,897
Filtrona PLC	39,800	514,561
Galiform PLC	86,152	473,605
Halma PLC	50,800	504,009
InterContinental Hotel Group PLC	12,500	482,016
Intertek Group PLC	13,380	568,521
ITV PLC	163,854	551,983
Johnson Matthey PLC	12,346	584,230
London Stock Exchange Group PLC	19,990	605,359
Prudential PLC	39,274	873,114
Reckitt Benckiser Group PLC	9,500	823,949
Rightmove PLC	14,316	499,444
Rolls-Royce Group PLC	44,053	688,812
Rotork PLC	8,630	386,838
SABMiller PLC	14,230	790,804
Schroders PLC	13,900	538,788
Spirax-Sarco Engineering PLC	9,429	431,977
Sports Direct International PLC (a)	16,700	167,448
St. James's Place Capital PLC	48,605	575,211
The Restaurant Group PLC	51,173	541,308
Whitbread PLC	8,877	597,800
Zoopla Property Group PLC (d)	141,500	542,743
TOTAL UNITED KINGDOM		19,507,785
United States of America - 16.2%
A.O. Smith Corp.	10,113	478,143
Affiliated Managers Group, Inc. (a)	2,187	438,187
AMETEK, Inc.	9,630	483,522
Amphenol Corp. Class A	4,230	422,408
AutoZone, Inc. (a)	1,013	516,286
BorgWarner, Inc.	8,660	455,603
Colgate-Palmolive Co.	7,070	461,105
Danaher Corp.	6,490	493,110
Domino's Pizza, Inc.	6,160	474,074
Ecolab, Inc.	3,510	403,053
Fidelity National Information Services, Inc.	7,897	444,601
Fiserv, Inc. (a)	6,436	415,991
Gartner, Inc. Class A (a)	6,000	440,820
Google, Inc. Class C (a)	803	463,620
Home Depot, Inc.	5,330	488,974
International Flavors & Fragrances, Inc.	5,000	479,400
Kansas City Southern	3,659	443,471
Las Vegas Sands Corp.	11,108	691,029
MasterCard, Inc. Class A	6,100	450,912
McGraw Hill Financial, Inc.	5,611	473,849
McKesson Corp.	2,350	457,475
Mead Johnson Nutrition Co. Class A	4,683	450,598
Mettler-Toledo International, Inc. (a)	1,600	409,808
Moody's Corp.	4,520	427,140
NIKE, Inc. Class B	5,000	446,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Pall Corp.	5,200	$ 435,240
PPG Industries, Inc.	2,345	461,355
Praxair, Inc.	3,700	477,300
priceline.com, Inc. (a)	500	579,290
ResMed, Inc. (d)	8,700	428,649
Rockwell Automation, Inc.	4,246	466,550
Roper Industries, Inc.	3,200	468,128
Sherwin-Williams Co.	2,200	481,778
The Hershey Co.	5,100	486,693
The Walt Disney Co.	4,540	404,196
Thermo Fisher Scientific, Inc.	3,400	413,780
Tiffany & Co., Inc.	5,130	494,070
TransDigm Group, Inc.	2,400	442,392
Union Pacific Corp.	4,630	501,985
United Technologies Corp.	5,241	553,450
Valspar Corp.	6,030	476,310
Verisk Analytics, Inc. (a)	7,630	464,591
Visa, Inc. Class A	2,150	458,746
W.R. Grace & Co. (a)	5,817	528,998
Waddell & Reed Financial, Inc. Class A	9,700	501,393
TOTAL UNITED STATES OF AMERICA		21,134,073
TOTAL COMMON STOCKS (Cost $116,064,490)		127,972,771
Nonconvertible Preferred Stocks - 0.8%

Colombia - 0.4%
Grupo Aval Acciones y Valores SA	727,320	499,248

	Shares	Value
Germany - 0.4%
Sartorius AG (non-vtg.)	4,555	$ 514,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $998,129)		1,014,159
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.12% (b)	617,785	617,785
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	926,238	926,238
TOTAL MONEY MARKET FUNDS (Cost $1,544,023)		1,544,023
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $118,606,642)		130,530,953
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(252,970)
NET ASSETS - 100%		$ 130,277,983
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,007
Fidelity Securities Lending Cash Central Fund	23,718
Total	$ 24,725
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,534,641	$ 26,787,410	$ 1,747,231	$ -
Consumer Staples	15,068,592	12,796,163	2,272,429	-
Energy	1,357,007	1,357,007	-	-
Financials	17,300,587	15,321,245	1,979,342	-
Health Care	11,949,876	11,949,876	-	-
Industrials	26,358,912	26,358,912	-	-
Information Technology	14,721,002	13,744,035	976,967	-
Materials	13,242,227	13,242,227	-	-
Telecommunication Services	454,086	454,086	-	-
Money Market Funds	1,544,023	1,544,023	-	-
Total Investments in Securities:	$ 130,530,953	$ 123,554,984	$ 6,975,969	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 767,635
Level 2 to Level 1	$ 9,037,280
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $119,049,720. Net unrealized appreciation aggregated $11,481,233, of which $15,528,877 related to appreciated investment securities and $4,047,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2014

1.808797.110

VVL-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Media - 5.0%
Time Warner Cable, Inc.	5,100	$ 731,799
Viacom, Inc. Class B (non-vtg.)	9,700	746,318
		1,478,117
Specialty Retail - 5.3%
AutoZone, Inc. (a)	1,500	764,490
Bed Bath & Beyond, Inc. (a)	5,600	368,648
GNC Holdings, Inc.	11,600	449,384
		1,582,522
TOTAL CONSUMER DISCRETIONARY		3,060,639
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 4.5%
CVS Health Corp.	7,480	595,333
Kroger Co.	14,300	743,600
		1,338,933
ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	8,692	1,037,129
Marathon Petroleum Corp.	8,800	745,096
Suncor Energy, Inc.	20,600	745,496
		2,527,721
FINANCIALS - 26.7%
Banks - 8.0%
JPMorgan Chase & Co.	14,797	891,371
U.S. Bancorp	14,313	598,713
Wells Fargo & Co.	17,255	895,017
		2,385,101
Capital Markets - 2.5%
Fortress Investment Group LLC	53,300	366,704
The Blackstone Group LP	11,700	368,316
		735,020
Consumer Finance - 1.5%
Capital One Financial Corp.	5,500	448,910
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	7,500	1,036,050
Insurance - 7.7%
ACE Ltd.	5,000	524,350
Allstate Corp.	8,500	521,645
Prudential PLC	32,957	732,679
The Travelers Companies, Inc.	5,600	526,064
		2,304,738

	Shares	Value
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	17,400	$ 369,750
Annaly Capital Management, Inc.	61,700	658,956
		1,028,706
TOTAL FINANCIALS		7,938,525
HEALTH CARE - 20.8%
Biotechnology - 2.5%
Amgen, Inc.	5,300	744,438
Health Care Equipment & Supplies - 4.2%
Covidien PLC	10,200	882,402
Medtronic, Inc.	6,000	371,700
		1,254,102
Health Care Providers & Services - 6.3%
Cigna Corp.	8,200	743,658
Express Scripts Holding Co. (a)	5,600	395,528
UnitedHealth Group, Inc.	8,600	741,750
		1,880,936
Pharmaceuticals - 7.8%
AbbVie, Inc.	15,300	883,728
Shire PLC	4,300	371,011
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,500	1,048,125
		2,302,864
TOTAL HEALTH CARE		6,182,340
INDUSTRIALS - 5.5%
Aerospace & Defense - 2.5%
United Technologies Corp.	7,100	749,760
Machinery - 2.0%
Deere & Co.	7,200	590,328
Professional Services - 1.0%
Dun & Bradstreet Corp.	2,500	293,675
TOTAL INDUSTRIALS		1,633,763
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 2.5%
Cisco Systems, Inc.	29,611	745,309
IT Services - 3.4%
EVERTEC, Inc.	11,700	261,378
IBM Corp.	2,000	379,660
The Western Union Co.	23,000	368,920
		1,009,958
Software - 3.5%
Oracle Corp.	27,100	1,037,388
Technology Hardware, Storage & Peripherals - 3.5%
EMC Corp.	36,100	1,056,286
TOTAL INFORMATION TECHNOLOGY		3,848,941
Common Stocks - continued
	Shares	Value
MATERIALS - 2.5%
Chemicals - 2.5%
CF Industries Holdings, Inc.	2,700	$ 753,894
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	7,500	374,925
UTILITIES - 1.3%
Multi-Utilities - 1.3%
CMS Energy Corp.	12,600	373,716
TOTAL COMMON STOCKS (Cost $27,130,039)		28,033,397
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/4/14 to 12/11/14 (Cost $19,999)	$ 20,000	19,999
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	2,272,169	$ 2,272,169
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	152,550	152,550
TOTAL MONEY MARKET FUNDS (Cost $2,424,719)		2,424,719
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $29,574,757)		30,478,115
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(752,172)
NET ASSETS - 100%		$ 29,725,943
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,281
Fidelity Securities Lending Cash Central Fund	309
Total	$ 1,590
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,060,639	$ 3,060,639	$ -	$ -
Consumer Staples	1,338,933	1,338,933	-	-
Energy	2,527,721	2,527,721	-	-
Financials	7,938,525	7,205,846	732,679	-
Health Care	6,182,340	5,811,329	371,011	-
Industrials	1,633,763	1,633,763	-	-
Information Technology	3,848,941	3,848,941	-	-
Materials	753,894	753,894	-	-
Telecommunication Services	374,925	374,925	-	-
Utilities	373,716	373,716	-	-
U.S. Government and Government Agency Obligations	19,999	-	19,999	-
Money Market Funds	2,424,719	2,424,719	-	-
Total Investments in Securities:	$ 30,478,115	$ 29,354,426	$ 1,123,689	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $29,648,905. Net unrealized appreciation aggregated $829,210, of which $931,922 related to appreciated investment securities and $102,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014